UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-22592

DoubleLine Opportunistic Credit Fund
(Exact name of Registrant as specified in charter)

2002 North Tampa Street, Suite 200
Tampa, FL 33602
(Address of principal executive offices) (Zip code)

Ronald R. Redell
President and Chief Executive Officer
c/o DoubleLine Capital LP
2002 North Tampa Street, Suite 200
Tampa, FL 33602
(Name and address of agent for service)

(813)
791-7333
Registrant’s telephone number, including area code
Date of fiscal year end: September
 30
Date of reporting period: March
 31, 2024

Item 1. Reports to Stockholders.

(a)

Semi-Annual Report March 31, 2024

 DoubleLine Opportunistic Credit Fund
 NYSE: DBL

DoubleLine

||
 2002 North Tampa Street, Suite 200
||
 Tampa, FL 33602
||
 (813) 791 7333
fundinfo@doubleline.com
||
www.doubleline.com

Semi-Annual Report	|	March 31, 2024	3

Chairman’s Letter	(Unaudited) March 31, 2024

Dear Shareholder,
On behalf of the team at DoubleLine, I am pleased to deliver the Semi-Annual Report for the DoubleLine Opportunistic Credit Fund (NYSE: DBL, the “Fund”) for the
six-month
period ended March 31, 2024. On the following pages, you will find specific information regarding the Fund’s operations and holdings.
If you have any questions regarding the Fund, please don’t hesitate to call us at 1 (877) DLINE 11 / 1 (877)
354-6311
or visit our website www.doubleline.com, where our investment management team offers deeper insights and analysis on relevant capital market activity impacting investors today. We value the trust that you have placed with us, and we will continue to strive to offer thoughtful investment solutions to our shareholders.
Sincerely,

Ronald R. Redell, CFA
Chairman of the Board of Trustees
DoubleLine Opportunistic Credit Fund
May 1, 2024

4	DoubleLine Opportunistic Credit Fund

Schedule of Investments DoubleLine Opportunistic Credit Fund	(Unaudited) March 31, 2024

P RINCIPAL A MOUNT $	S ECURITY D ESCRIPTION	R ATE		M ATURITY	V ALUE $
ASSET BACKED OBLIGATIONS 1.6%

	Blue Stream Communications LLC
500,000	Series 2023-1A-C	8.90%	(a)	05/20/2053	465,977

	Compass Datacenters LLC
500,000	Series 2024-1A-B	7.00%	(a)	02/25/2049	500,531

	Jimmy Johns LLC
1,130,500	Series 2017-1A-A2II	4.85%	(a)	07/30/2047	1,088,593

	Lendingpoint Asset Securitization Trust
1,000,000	Series 2022-B-B	5.99%	(a)	10/15/2029	935,273

	Sierra Timeshare Conduit Receivables Funding LLC
346,486	Series 2023-2A-D	9.72%	(a)	04/20/2040	354,056

	SoFi Professional Loan Program LLC
20,000	Series 2018-A-R1	0.00%	(a)(b)(c)	02/25/2042	207,237
5,930	Series 2018-A-R2	0.00%	(a)(b)(c)	02/25/2042	61,446

	Upstart Pass-Through Trust Series
1,000,000	Series 2021-ST5-CERT	0.00%	(a)(b)(c)	07/20/2027	140,542

	Willis Lease Finance Corp.
640,289	Series 2021-A-C	7.39%	(a)(c)	05/15/2046	585,543

	Total Asset Backed Obligations (Cost $4,477,331)				4,339,198

BANK LOANS 9.6%

	AAdvantage Loyalty IP Ltd.
314,500	Senior Secured First Lien Term Loan (3 Month US Secured Overnight Financing Rate + 5.01%, 0.75% Floor)	10.33%		04/20/2028	327,146

	Access CIG LLC
567,437	Senior Secured First Lien Term Loan (1 Month US Secured Overnight Financing Rate + 5.00%, 0.50% Floor)	10.33%		08/18/2028	568,767

	Acrisure LLC
472,746	Senior Secured First Lien Term Loan (1 Month Synthetic LIBOR + 3.50%)	8.94%	(d)	02/15/2027	473,041

	Acuris Finance US, Inc.
505,000	Senior Secured First Lien Term Loan (3 Month US Secured Overnight Financing Rate + 4.10%, 0.50% Floor)	9.50%		02/16/2028	505,079

	ADMI Corp.
646,750	Senior Secured First Lien Term Loan (1 Month US Secured Overnight Financing Rate + 5.75%)	11.08%		12/23/2027	648,166

	Altice France SA/France
140,000	Senior Secured First Lien Term Loan (CME Term SOFR 1 Month + 5.50%)	10.81%		08/31/2028	112,044

	American Tire Distributors, Inc.
421,400	Senior Secured First Lien Term Loan (3 Month US Secured Overnight Financing Rate + 6.51%, 0.75% Floor)	11.83%		10/23/2028	367,672

	Applied Systems, Inc.
170,000	Senior Secured Second Lien Term Loan (3 Month US Secured Overnight Financing Rate + 5.25%)	10.56%		02/23/2032	176,322

P RINCIPAL A MOUNT $	S ECURITY D ESCRIPTION	R ATE	M ATURITY	V ALUE $

	Artera Services LLC
505,000	Senior Secured First Lien Term Loan (3 Month US Secured Overnight Financing Rate + 4.50%)	9.81%	02/10/2031	507,525

	Ascend Learning LLC
412,174	Senior Secured Second Lien Term Loan (1 Month US Secured Overnight Financing Rate + 5.85%, 0.50% Floor)	11.18%	12/10/2029	408,182

	ASP LS Acquisition Corp.
148,855	Senior Secured First Lien Term Loan (6 Month US Secured Overnight Financing Rate + 4.76%, 0.75% Floor)	10.07%	05/07/2028	139,068

	Astra Acquisition Corp.
180,704	Senior Secured First Lien Term Loan (3 Month US Secured Overnight Financing Rate + 5.36%, 0.50% Floor)	10.86%	10/25/2028	76,573

	Asurion LLC
450,000	Senior Secured Second Lien Term Loan (1 Month US Secured Overnight Financing Rate + 5.36%)	10.69%	01/20/2029	404,755
110,000	Senior Secured Second Lien Term Loan (1 Month US Secured Overnight Financing Rate + 5.36%)	10.69%	02/03/2028	99,756

	Atlas Purchaser, Inc.
453,375	Senior Secured First Lien Term Loan (3 Month US Secured Overnight Financing Rate + 5.51%, 0.75% Floor)	10.84%	05/18/2028	271,932

	Aveanna Healthcare LLC
825,000	Senior Secured Second Lien Term Loan (3 Month US Secured Overnight Financing Rate + 7.15%, 0.50% Floor)	12.49%	12/10/2029	711,563

	Aventiv Technologies LLC
77,035	First Lien Term Loan (CME Term SOFR 3 Month + 5.35%)	10.70%	07/31/2025	57,757

	Bausch + Lomb Corp.
133,304	Senior Secured First Lien Term Loan (1 Month US Secured Overnight Financing Rate + 3.35%, 0.50% Floor)	8.68%	05/10/2027	132,071
522,998	Senior Secured First Lien Term Loan (1 Month US Secured Overnight Financing Rate + 4.00%)	9.33%	09/29/2028	523,655

	BCPE Empire Holdings, Inc.
169,092	Senior Secured First Lien Term Loan (1 Month US Secured Overnight Financing Rate + 4.00%, 0.50% Floor)	9.33%	12/25/2028	169,472

	Boxer Parent Co., Inc.
678,300	Senior Secured First Lien Term Loan (1 Month US Secured Overnight Financing Rate + 4.25%)	9.58%	12/29/2028	683,458

	Brand Industrial Services, Inc.
254,361	Senior Secured First Lien Term Loan (3 Month US Secured Overnight Financing Rate + 5.50%, 0.50% Floor)	10.81%	08/01/2030	255,769

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	|	March 31, 2024	5

Schedule of Investments DoubleLine Opportunistic Credit Fund (Cont.)

P RINCIPAL A MOUNT $	S ECURITY D ESCRIPTION	R ATE		M ATURITY	V ALUE $

	BYJU’s Alpha, Inc.
28,206	Senior Secured First Lien Term Loan (Prime Rate + 7.00%, 0.75% Floor)	15.50%	(e)	11/24/2026	6,088
182,689	Senior Secured First Lien Term Loan (Prime Rate + 7.00%, 0.75% Floor)	15.50%	(e)	11/24/2026	39,430
5,910	Senior Secured First Lien Term Loan (Prime Rate + 7.00%, 0.75% Floor)	15.50%	(e)	11/24/2026	1,276

	Cengage Learning, Inc.
195,000	Senior Secured First Lien Term Loan (1 Month US Secured Overnight Financing Rate + 4.25%, 1.00% Floor)	9.58%		03/24/2031	195,030

	Central Parent, Inc.
110,000	Senior Secured First Lien Term Loan (3 Month US Secured Overnight Financing Rate + 4.00%)	9.31%		07/06/2029	110,452

	Century DE Buyer LLC
20,000	Senior Secured First Lien Term Loan (3 Month US Secured Overnight Financing Rate + 4.00%)	9.32%		10/30/2030	20,098

	ClubCorp Holdings, Inc.
484,735	Senior Secured First Lien Term Loan (3 Month US Secured Overnight Financing Rate + 5.26%)	10.61%		09/18/2026	486,296
17,455	Senior Secured First Lien Term Loan (3 Month US Secured Overnight Financing Rate + 5.26%)	10.61%		09/18/2026	17,511

	Connect Finco SARL
231,000	Senior Secured First Lien Term Loan (1 Month US Secured Overnight Financing Rate + 3.50%, 1.00% Floor)	8.83%		12/11/2026	231,054

	Crosby US Acquisition Corp.
129,675	Senior Secured First Lien Term Loan (1 Month US Secured Overnight Financing Rate + 4.00%, 0.50% Floor)	9.32%		08/16/2029	130,553

	Dcert Buyer, Inc.
374,026	Senior Secured First Lien Term Loan (1 Month US Secured Overnight Financing Rate + 4.00%)	9.33%		10/16/2026	372,743

	Deerfield Dakota Holding LLC
248,606	Senior Secured First Lien Term Loan (3 Month US Secured Overnight Financing Rate + 3.75%, 1.00% Floor)	9.06%		04/09/2027	247,691

	Delta Topco, Inc.
200,000	Senior Secured Second Lien Term Loan (6 Month US Secured Overnight Financing Rate + 7.25%, 0.75% Floor)	12.62%		12/01/2028	200,938

	DG Investment Intermediate Holdings 2, Inc.
280,000	Senior Secured Second Lien Term Loan (1 Month US Secured Overnight Financing Rate + 6.86%, 0.75% Floor)	12.19%		03/31/2029	262,850

	Directv Financing LLC
455,193	Senior Secured First Lien Term Loan (1 Month US Secured Overnight Financing Rate + 5.25%, 0.75% Floor)	10.69%		08/02/2029	455,582

P RINCIPAL A MOUNT $	S ECURITY D ESCRIPTION	R ATE		M ATURITY	V ALUE $

	Dynasty Acquisition Co., Inc.
7,217	Senior Secured Term Loan (CME Term SOFR 1 Month + 3.50%)	8.83%		08/24/2028	7,236

	Edelman Financial Engines Center LLC/The
535,000	Senior Secured Second Lien Term Loan (1 Month US Secured Overnight Financing Rate + 6.86%)	12.19%		07/20/2026	538,512

	EG America LLC
259,365	Senior Secured First Lien Term Loan (Daily US Secured Overnight Financing Rate + 5.93%, 0.50% Floor)	11.67%		02/07/2028	258,717

	Eisner Advisory Group LLC
270,000	Senior Secured First Lien Term Loan (1 Month US Secured Overnight Financing Rate + 4.00%, 0.50% Floor)	9.33%		02/28/2031	271,435

	Ellucian Holdings, Inc.
109,060	Senior Secured First Lien Term Loan (1 Month US Secured Overnight Financing Rate + 3.60%, 0.50% Floor)	8.93%		10/29/2029	109,659

	Fertitta Entertainment LLC/NV
493,740	Senior Secured First Lien Term Loan (1 Month US Secured Overnight Financing Rate + 3.75%, 0.50% Floor)	9.08%		01/29/2029	495,491

	FinThrive Software Intermediate Holdings, Inc.
235,000	Senior Secured Second Lien Term Loan (1 Month US Secured Overnight Financing Rate + 6.86%, 0.50% Floor)	12.19%		12/17/2029	149,629

	Flynn America LP
174,594	Senior Secured First Lien Term Loan (1 Month US Secured Overnight Financing Rate + 4.61%, 0.50% Floor)	9.94%		07/29/2028	171,538
174,594	Senior Secured First Lien Term Loan (1 Month US Secured Overnight Financing Rate + 4.61%, 0.50% Floor)	9.94%		07/29/2028	171,538

	Foresight Energy LLC
87,212	Senior Secured First Lien Term Loan (3 Month US Secured Overnight Financing Rate + 8.10%, 1.50% Floor)	13.41%	(c)	06/30/2027	87,212

	Gainwell Acquisition Corp.
807,564	Senior Secured First Lien Term Loan (3 Month US Secured Overnight Financing Rate + 4.10%, 0.75% Floor)	9.41%		10/01/2027	773,950

	Garda World Security Corp.
295,000	Senior Secured First Lien Term Loan (3 Month US Secured Overnight Financing Rate + 4.35%)	9.58%		02/01/2029	295,923

	GIP II Blue Holding LP
52,378	Senior Secured First Lien Term Loan (1 Month US Secured Overnight Financing Rate + 4.61%, 1.00% Floor)	9.94%		09/29/2028	52,615

	Groupe Solmax, Inc.
87,570	Senior Secured First Lien Term Loan (1 Month US Secured Overnight Financing Rate + 4.86%, 0.75% Floor)	10.19%		07/23/2028	86,304

6	DoubleLine Opportunistic Credit Fund	The accompanying notes are an integral part of these financial statements.

(Unaudited) March 31, 2024

P RINCIPAL A MOUNT $	S ECURITY D ESCRIPTION	R ATE		M ATURITY	V ALUE $

	Groupe Solmax, Inc. (Cont.)
60,812	Senior Secured First Lien Term Loan (3 Month US Secured Overnight Financing Rate + 5.01%, 0.75% Floor)	10.36%		07/23/2028	59,934
60,965	Senior Secured First Lien Term Loan (1 Month US Secured Overnight Financing Rate + 4.86%, 0.75% Floor)	10.19%		07/23/2028	60,084
111,895	Senior Secured First Lien Term Loan (3 Month US Secured Overnight Financing Rate + 5.01%, 0.75% Floor)	10.36%		07/23/2028	110,278

	Gulf Finance LLC
336,557	Senior Secured First Lien Term Loan (1 Month US Secured Overnight Financing Rate + 6.86%, 1.00% Floor)	12.18%		08/25/2026	337,518
26,803	Senior Secured First Lien Term Loan (1 Month US Secured Overnight Financing Rate + 7.18%, 1.00% Floor)	12.19%		08/25/2026	26,880

	Hexion Holdings Corp.
378,733	Senior Secured First Lien Term Loan (3 Month US Secured Overnight Financing Rate + 4.50%, 0.50% Floor)	9.98%		03/15/2029	373,459

	INEOS US Finance LLC
476,400	Senior Secured First Lien Term Loan (1 Month US Secured Overnight Financing Rate + 3.60%)	8.93%		02/19/2030	476,997

	INEOS US Petrochem LLC
260,000	Senior Secured Term Loan (CME Term SOFR 1 Month + 4.25%)	9.68%		03/29/2029	259,839

	Jo-Ann Stores
22,255	Senior Secured Term Loan	14.83%	(f)	05/17/2024	22,386

	Jo-Ann Stores LLC
78,000	Senior Secured First Lien Term Loan (3 Month US Secured Overnight Financing Rate + 5.01%, 0.75% Floor)	10.34%	(e)	06/30/2028	2,072

	Kenan Advantage Group, Inc.
280,000	Senior Secured First Lien Term Loan (1 Month US Secured Overnight Financing Rate + 3.75%)	9.08%		01/25/2029	280,613

	LBM Acquisition LLC
287,046	Senior Secured First Lien Term Loan (1 Month US Secured Overnight Financing Rate + 3.85%, 0.75% Floor)	9.18%		12/20/2027	286,868

	Lealand Finance Co. BV
6,257	Senior Secured First Lien Term Loan (1 Month US Secured Overnight Financing Rate + 3.11%)	8.44%		06/30/2024	3,441
76,354	Senior Secured First Lien Term Loan (1 Month US Secured Overnight Financing Rate + 1.11%)	6.44%		06/30/2025	31,623
10,248	Senior Secured First Lien Term Loan (1 Month US Secured Overnight Financing Rate + 1.11%)	6.44%		06/30/2025	4,244

P RINCIPAL A MOUNT $	S ECURITY D ESCRIPTION	R ATE	M ATURITY	V ALUE $

	Lereta LLC
116,535	Senior Secured First Lien Term Loan (1 Month US Secured Overnight Financing Rate + 5.36%, 0.75% Floor)	10.69%	08/07/2028	89,284

	LifePoint Health, Inc.
374,063	Senior Secured First Lien Term Loan (3 Month US Secured Overnight Financing Rate + 5.50%)	11.09%	11/16/2028	375,499

	LSF9 Atlantis Holdings LLC
175,750	Senior Secured First Lien Term Loan (1 Month US Secured Overnight Financing Rate + 6.50%)	11.83%	03/29/2029	177,289

	Mileage Plus Holdings LLC
68,250	Senior Secured First Lien Term Loan (3 Month US Secured Overnight Financing Rate + 5.40%, 1.00% Floor)	10.73%	06/21/2027	70,367

	Minotaur Acquisition, Inc.
418,000	Senior Secured First Lien Term Loan (1 Month US Secured Overnight Financing Rate + 4.85%)	10.18%	03/30/2026	418,941

	Mitchell International, Inc.
300,000	Senior Secured Second Lien Term Loan (1 Month US Secured Overnight Financing Rate + 6.61%, 0.50% Floor)	11.94%	10/15/2029	300,188

	MLN US Holdco LLC
155,000	Senior Secured Second Lien Term Loan (3 Month US Secured Overnight Financing Rate + 8.85%)	14.18%	11/30/2026	15,113

	NEP Group, Inc.
110,000	Senior Secured Second Lien Term Loan (1 Month US Secured Overnight Financing Rate + 7.11%)	12.44%	10/19/2026	89,764
719	Senior Secured First Lien Term Loan (1 Month US Secured Overnight Financing Rate + 3.36%) 1.50% PIK	8.69%	08/19/2026	687
189,018	Senior Secured First Lien Term Loan (1 Month US Secured Overnight Financing Rate + 3.36%) 1.50% PIK	8.69%	08/19/2026	180,689

	New Constellis Borrower LLC
70,977	Senior Secured Second Lien Term Loan (3 Month US Secured Overnight Financing Rate + 11.36%, 1.00% Floor) 1.00% PIK	16.81%	03/27/2025	40,315
532	Senior Secured Second Lien Term Loan (3 Month US Secured Overnight Financing Rate + 11.36%, 1.00% Floor) 1.00% PIK	16.81%	03/27/2025	302

	NGL Energy Operating LLC
80,000	Senior Secured First Lien Term Loan (1 Month US Secured Overnight Financing Rate + 4.50%)	9.83%	02/03/2031	80,300

	Nouryon USA LLC
73,944	Senior Secured First Lien Term Loan (3 Month US Secured Overnight Financing Rate + 4.10%)	9.42%	04/03/2028	74,267
284,864	Senior Secured First Lien Term Loan (3 Month US Secured Overnight Financing Rate + 4.10%)	9.42%	04/03/2028	286,110

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	|	March 31, 2024	7

Schedule of Investments DoubleLine Opportunistic Credit Fund (Cont.)

P RINCIPAL A MOUNT $	S ECURITY D ESCRIPTION	R ATE	M ATURITY	V ALUE $

	Olympus Water US Holding Corp.
412,928	Senior Secured First Lien Term Loan (CME Term SOFR 1 Month + 4.25%)	9.57%	11/09/2028	414,736

	Oravel Stays Singapore Pte Ltd.
197	Senior Secured First Lien Term Loan (3 Month US Secured Overnight Financing Rate + 8.51%, 0.75% Floor)	13.84%	06/23/2026	193

	Par Petroleum LLC
366,300	Senior Secured First Lien Term Loan (3 Month US Secured Overnight Financing Rate + 4.35%, 0.50% Floor)	9.69%	02/28/2030	367,329

	PECF USS Intermediate Holding III Corp.
233,211	Senior Secured First Lien Term Loan (3 Month US Secured Overnight Financing Rate + 4.51%, 0.50% Floor)	9.82%	12/15/2028	178,699

	Polar US Borrower LLC
31,491	Senior Secured First Lien Term Loan (3 Month US Secured Overnight Financing Rate + 4.85%)	10.16%	10/15/2025	23,992
26,914	Senior Secured First Lien Term Loan (3 Month US Secured Overnight Financing Rate + 4.85%)	10.16%	10/15/2025	20,505

	Polaris Newco LLC
179,079	Senior Secured First Lien Term Loan (3 Month US Secured Overnight Financing Rate + 4.11%, 0.50% Floor)	9.57%	06/05/2028	177,554

	Potters Borrower LP
87,300	Senior Secured First Lien Term Loan (3 Month US Secured Overnight Financing Rate + 4.10%, 0.75% Floor)	9.41%	12/14/2027	87,682

	Pretium PKG Holdings, Inc.
310,000	Senior Secured Second Lien Term Loan (3 Month US Secured Overnight Financing Rate + 7.01%, 0.50% Floor)	12.33%	10/01/2029	193,848

	Radiology Partners T/L—TARGET
440,408	Senior Secured First Lien Term Loan (3 Month US Secured Overnight Financing Rate + 3.50%)	9.09%	01/31/2029	426,566
4,538	Senior Secured First Lien Term Loan (3 Month US Secured Overnight Financing Rate + 3.50%)	9.09%	01/31/2029	4,395

	Restaurant Technologies, Inc.
42,838	Senior Secured First Lien Term Loan (3 Month US Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	9.60%	04/02/2029	42,530
454,012	Senior Secured First Lien Term Loan (3 Month US Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	9.60%	04/02/2029	450,750
42,838	Senior Secured First Lien Term Loan (1 Month US Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	9.57%	04/02/2029	42,530

	Riverbed Technology, Inc.
94,805	Senior Secured First Lien Term Loan (3 Month US Secured Overnight Financing Rate + 2.50%, 1.00% Floor) 2.00% PIK	9.81%	07/03/2028	62,097

P RINCIPAL A MOUNT $	S ECURITY D ESCRIPTION	R ATE	M ATURITY	V ALUE $

	Riverbed Technology, Inc. (Cont.)
477	Senior Secured First Lien Term Loan (3 Month US Secured Overnight Financing Rate + 2.50%, 1.00% Floor) 2.00% PIK	9.81%	07/03/2028	312

	Skillsoft Finance II, Inc.
148,720	Senior Secured First Lien Term Loan (1 Month US Secured Overnight Financing Rate + 5.36%, 0.75% Floor)	10.69%	07/14/2028	133,910

	Sound Inpatient Physicians Holdings LLC
190,000	Senior Secured Second Lien Term Loan (3 Month US Secured Overnight Financing Rate + 7.01%)	12.32%	06/29/2026	13,300

	Southern Veterinary Partners LLC
14,961	Senior Secured First Lien Term Loan (CME Term SOFR 1 Month + 4.00%)	9.44%	10/05/2027	14,995

	SRS Distribution, Inc.
69,466	Senior Secured First Lien Term Loan (1 Month US Secured Overnight Financing Rate + 3.61%, 0.50% Floor)	8.94%	06/05/2028	70,024

	Standard Aero Ltd.
2,783	Senior Secured First Lien Term Loan (CME Term SOFR 1 Month + 3.50%)	8.83%	08/24/2028	2,790

	StubHub Holdco Sub LLC
705,000	Senior Secured First Lien Term Loan (1 Month US Secured Overnight Financing Rate + 4.75%)	10.08%	03/12/2030	706,906

	Team Health Holdings, Inc.
228,044	Senior Secured First Lien Term Loan (3 Month US Secured Overnight Financing Rate + 5.25%, 1.00% Floor)	10.56%	03/02/2027	202,959

	Titan Acquisition Ltd./Canada
765,000	Senior Secured Term Loan (CME Term SOFR 1 Month + 5.00%)	10.33%	02/01/2029	767,949

	Travelport Finance Luxembourg SARL
110,569	Senior Secured First Lien Term Loan (3 Month US Secured Overnight Financing Rate + 8.26%, 1.00% Floor)	13.61%	09/29/2028	103,535
388,637	Senior Secured First Lien Term Loan (3 Month US Secured Overnight Financing Rate + 8.26%, 1.00% Floor)	13.61%	09/29/2028	363,912

	Trident TPI Holdings, Inc.
149,244	Senior Secured First Lien Term Loan (3 Month US Secured Overnight Financing Rate + 5.25%, 0.50% Floor)	10.60%	09/18/2028	150,044

	UKG, Inc.
58,966	Senior Secured Second Lien Term Loan (3 Month US Secured Overnight Financing Rate + 5.35%, 0.50% Floor)	10.68%	05/03/2027	59,592

	Vantage Specialty Chemicals, Inc.
79,000	Senior Secured First Lien Term Loan (3 Month US Secured Overnight Financing Rate + 4.75%, 0.50% Floor)	10.07%	10/26/2026	78,259

8	DoubleLine Opportunistic Credit Fund	The accompanying notes are an integral part of these financial statements.

(Unaudited) March 31, 2024

P RINCIPAL A MOUNT $	S ECURITY D ESCRIPTION	R ATE		M ATURITY	V ALUE $

	Verscend Holding Corp.
284,431	Senior Secured First Lien Term Loan (1 Month US Secured Overnight Financing Rate + 4.11%)	9.44%		08/27/2025	284,786

	Viad Corp.
556,690	Senior Secured First Lien Term Loan (1 Month US Secured Overnight Financing Rate + 5.11%, 0.50% Floor)	10.44%		07/31/2028	558,954

	Vibrantz Technologies, Inc.
246,897	Senior Secured First Lien Term Loan (3 Month US Secured Overnight Financing Rate + 4.40%, 0.50% Floor)	9.72%		04/23/2029	244,760

	Wand NewCo 3, Inc.
220,000	Senior Secured First Lien Term Loan (1 Month US Secured Overnight Financing Rate + 3.75%)	9.08%		01/30/2031	220,877

	WaterBridge Midstream Operating LLC
77,862	Senior Secured First Lien Term Loan (3 Month US Secured Overnight Financing Rate + 6.01%, 1.00% Floor)	11.34%		06/21/2026	78,045
464,132	Senior Secured First Lien Term Loan (3 Month US Secured Overnight Financing Rate + 6.01%, 1.00% Floor)	11.34%		06/21/2026	465,219

	WestJet Loyalty LP
250,000	Senior Secured First Lien Term Loan (CME Term SOFR 1 Month + 3.75%)	9.08%		02/14/2031	250,313

	WWEX Uni Topco Holdings LLC
50,000	Senior Secured Second Lien Term Loan (3 Month US Secured Overnight Financing Rate + 7.26%, 0.75% Floor)	12.61%		07/26/2029	45,086

	Total Bank Loans (Cost $26,869,139)				25,712,408

COLLATERALIZED LOAN OBLIGATIONS 36.3%

	Allegany Park CLO Ltd.
1,000,000	Series 2019-1A-ER (CME Term SOFR 3 Month + 6.40%, 6.40% Floor)	11.72%	(a)	01/20/2035	995,096

	Atlas Senior Loan Fund Ltd.
1,700,000	Series 2019-14A-D (CME Term SOFR 3 Month + 4.16%, 3.90% Floor)	9.48%	(a)	07/20/2032	1,667,956

	Atrium CDO Corp.
1,000,000	Series 9A-DR (CME Term SOFR 3 Month + 3.86%)	9.20%	(a)	05/28/2030	1,003,131

	Babson CLO Ltd./Cayman Islands
1,000,000	Series 2017-1A-D (CME Term SOFR 3 Month + 3.86%)	9.16%	(a)	07/18/2029	1,013,663
1,000,000	Series 2018-3A-E (CME Term SOFR 3 Month + 6.01%)	11.33%	(a)	07/20/2029	992,517
2,500,000	Series 2019-1A-DR (CME Term SOFR 3 Month + 3.91%, 3.65% Floor)	9.23%	(a)	04/15/2035	2,510,578

P RINCIPAL A MOUNT $	S ECURITY D ESCRIPTION	R ATE		M ATURITY	V ALUE $

	Babson CLO Ltd./Cayman Islands (Cont.)
1,500,000	Series 2019-1A-ER (CME Term SOFR 3 Month + 7.12%, 6.86% Floor)	12.44%	(a)	04/15/2035	1,479,325
1,000,000	Series 2019-2A-CR (CME Term SOFR 3 Month + 3.66%, 3.40% Floor)	8.98%	(a)	04/15/2036	999,798

	Bain Capital Credit CLO
500,000	Series 2019-3A-DR (CME Term SOFR 3 Month + 3.36%, 3.36% Floor)	8.68%	(a)	10/21/2034	491,887
4,000,000	Series 2022-5A-DR (CME Term SOFR 3 Month + 4.25%, 4.25% Floor)	9.57%	(a)	01/24/2037	4,000,664

	Beechwood Park CLO Ltd.
5,000,000	Series 2019-1A-DR (CME Term SOFR 3 Month + 3.10%, 3.10% Floor)	8.42%	(a)	01/17/2035	5,019,132

	Blackstone, Inc.
775,000	Series 2017-1A-D (CME Term SOFR 3 Month + 3.56%)	8.88%	(a)	01/20/2030	776,654
500,000	Series 2017-1A-DR (CME Term SOFR 3 Month + 3.11%, 2.85% Floor)	8.43%	(a)	10/15/2030	496,236
1,000,000	Series 2018-1A-E (CME Term SOFR 3 Month + 5.21%)	10.53%	(a)	04/15/2031	950,305

	BlueMountain CLO Ltd.
1,000,000	Series 2013-2A-DR (CME Term SOFR 3 Month + 3.16%)	8.48%	(a)	10/22/2030	982,543

	Canyon Capital CLO Ltd.
1,700,000	Series 2014-1A-CR (CME Term SOFR 3 Month + 3.01%, 2.75% Floor)	8.33%	(a)	01/30/2031	1,625,027
1,000,000	Series 2017-1A-DR (CME Term SOFR 3 Month + 3.26%, 3.00% Floor)	8.58%	(a)	07/15/2030	993,199
1,000,000	Series 2017-1A-E (CME Term SOFR 3 Month + 6.51%)	11.83%	(a)	07/15/2030	990,383
1,550,000	Series 2019-1A-DR (CME Term SOFR 3 Month + 3.36%, 3.10% Floor)	8.68%	(a)	04/15/2032	1,514,118
1,000,000	Series 2019-1A-ER (CME Term SOFR 3 Month + 7.41%, 7.15% Floor)	12.73%	(a)	04/15/2032	974,766
2,250,000	Series 2021-1A-E (CME Term SOFR 3 Month + 6.67%, 6.41% Floor)	11.99%	(a)	04/15/2034	2,218,937

	Canyon CLO
1,500,000	Series 2018-1A-E (CME Term SOFR 3 Month + 6.01%, 5.75% Floor)	11.33%	(a)	07/15/2031	1,462,954

	Carlyle Global Market Strategies
1,000,000	Series 2021-1A-D (CME Term SOFR 3 Month + 6.26%, 6.00% Floor)	11.58%	(a)	04/15/2034	997,645

	Carlyle Group, Inc.
2,000,000	Series 2013-1A-CR (CME Term SOFR 3 Month + 3.61%)	8.92%	(a)	08/14/2030	2,005,016
1,500,000	Series 2015-5A-DR (CME Term SOFR 3 Month + 6.96%, 6.70% Floor)	12.28%	(a)	01/20/2032	1,478,886

	Cathedral Lake CLO Ltd.
500,000	Series 2021-8A-C (CME Term SOFR 3 Month + 2.88%, 2.62% Floor)	8.20%	(a)	01/20/2035	506,314

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	|	March 31, 2024	9

Schedule of Investments DoubleLine Opportunistic Credit Fund (Cont.)

P RINCIPAL A MOUNT $	S ECURITY D ESCRIPTION	R ATE		M ATURITY	V ALUE $

	Dryden Senior Loan Fund
1,500,000	Series 2015-37A-ER (CME Term SOFR 3 Month + 5.41%, 5.15% Floor)	10.73%	(a)	01/15/2031	1,387,723
1,200,000	Series 2015-38A-ER (CME Term SOFR 3 Month + 5.86%, 5.60% Floor)	11.18%	(a)	07/15/2030	1,138,031
2,000,000	Series 2015-40A-ER (CME Term SOFR 3 Month + 6.01%, 5.75% Floor)	11.32%	(a)	08/15/2031	1,904,708
1,750,000	Series 2016-42A-ER (CME Term SOFR 3 Month + 5.81%)	11.13%	(a)	07/15/2030	1,646,347
500,000	Series 2017-50A-D (CME Term SOFR 3 Month + 3.51%, 3.25% Floor)	8.83%	(a)	07/15/2030	496,761

	Gilbert Park CLO
2,000,000	Series 2017-1A-E (CME Term SOFR 3 Month + 6.66%)	11.98%	(a)	10/15/2030	1,991,425

	Goldentree Loan Opportunities Ltd.
500,000	Series 2018-3A-D (CME Term SOFR 3 Month + 3.11%)	8.43%	(a)	04/20/2030	501,445

	Highbridge Loan Management Ltd.
1,000,000	Series 11A-17-E (CME Term SOFR 3 Month + 6.36%)	11.65%	(a)	05/06/2030	907,167
1,000,000	Series 2013-2A-CR (CME Term SOFR 3 Month + 3.16%, 2.90% Floor)	8.48%	(a)	10/20/2029	997,811

	Katayma CLO Ltd.
1,000,000	Series 2024-2A-D (CME Term SOFR 3 Month + 4.50%, 4.50% Floor)	9.79%	(a)	04/20/2037	1,005,200

	LCM LP
2,500,000	Series 26A-E (CME Term SOFR 3 Month + 5.56%, 5.30% Floor)	10.88%	(a)	01/20/2031	2,036,866

	Madison Park Funding Ltd.
850,000	Series 2014-14A-ER (CME Term SOFR 3 Month + 6.06%, 5.80% Floor)	11.38%	(a)	10/22/2030	844,009
1,500,000	Series 2016-22A-ER (CME Term SOFR 3 Month + 6.96%, 6.70% Floor)	12.28%	(a)	01/15/2033	1,514,425
1,000,000	Series 2019-34A-ER (CME Term SOFR 3 Month + 6.91%, 6.65% Floor)	12.24%	(a)	04/25/2032	1,008,057

	Magnetite CLO Ltd.
1,500,000	Series 2019-24A-DR (CME Term SOFR 3 Month + 3.05%, 3.05% Floor)	8.36%	(a)	04/15/2035	1,498,457
1,000,000	Series 2019-24A-ER (CME Term SOFR 3 Month + 6.40%, 6.40% Floor)	11.71%	(a)	04/15/2035	1,003,175

	Marble Point CLO
500,000	Series 2021-3A-D1 (CME Term SOFR 3 Month + 3.76%, 3.50% Floor)	9.08%	(a)	10/17/2034	497,638

	Neuberger Berman CLO Ltd.
1,000,000	Series 2017-16SA-ER (CME Term SOFR 3 Month + 6.51%, 6.25% Floor)	11.83%	(a)	04/15/2034	991,350
1,000,000	Series 2017-25A-DR (CME Term SOFR 3 Month + 3.11%, 2.85% Floor)	8.41%	(a)	10/18/2029	1,002,544
2,000,000	Series 2019-32A-DR (CME Term SOFR 3 Month + 2.96%, 2.70% Floor)	8.27%	(a)	01/20/2032	1,986,484

P RINCIPAL A MOUNT $	S ECURITY D ESCRIPTION	R ATE		M ATURITY	V ALUE $

	Ocean Trails CLO
920,000	Series 2014-5A-DRR (CME Term SOFR 3 Month + 3.71%, 3.45% Floor)	9.03%	(a)	10/13/2031	875,085

	Octagon Investment Partners Ltd.
2,500,000	Series 2014-1A-CR3 (CME Term SOFR 3 Month + 3.01%, 2.75% Floor)	8.32%	(a)	02/14/2031	2,489,340
4,000,000	Series 2014-1A-DRR (CME Term SOFR 3 Month + 7.26%, 7.00% Floor)	12.57%	(a)	02/14/2031	3,913,155
1,000,000	Series 2016-1A-DR (CME Term SOFR 3 Month + 3.11%, 3.11% Floor)	8.43%	(a)	07/15/2030	973,051
2,000,000	Series 2016-1A-ER (CME Term SOFR 3 Month + 7.51%)	12.83%	(a)	01/24/2033	1,947,133
1,000,000	Series 2016-1A-FR (CME Term SOFR 3 Month + 8.35%, 8.35% Floor)	13.67%	(a)	07/15/2030	781,968
500,000	Series 2017-1A-CR (CME Term SOFR 3 Month + 3.56%)	8.88%	(a)	03/17/2030	494,265
2,000,000	Series 2017-1A-SUB	0.00%	(a)(b)(c)(g)	03/17/2030	434,814
1,500,000	Series 2018-1A-D (CME Term SOFR 3 Month + 5.46%, 5.20% Floor)	10.78%	(a)	01/20/2031	1,395,306
900,000	Series 2018-3A-E (CME Term SOFR 3 Month + 6.01%, 5.75% Floor)	11.33%	(a)	10/20/2030	889,478
1,000,000	Series 2019-1A-DR (CME Term SOFR 3 Month + 3.51%, 3.25% Floor)	8.83%	(a)	10/15/2034	1,000,786
500,000	Series 2019-4A-E (CME Term SOFR 3 Month + 7.06%, 6.80% Floor)	12.36%	(a)	05/12/2031	482,718

	OHA Credit Funding
500,000	Series 2021-9A-D (CME Term SOFR 3 Month + 3.21%, 2.95% Floor)	8.52%	(a)	07/19/2035	500,916

	RR Ltd./Cayman Islands
500,000	Series 2017-2A-DR (CME Term SOFR 3 Month + 6.06%, 5.80% Floor)	11.38%	(a)	04/15/2036	490,869
1,000,000	Series 2018-4A-C (CME Term SOFR 3 Month + 3.21%, 0.26% Floor)	8.53%	(a)	04/15/2030	993,118
1,000,000	Series 2019-6A-DR (CME Term SOFR 3 Month + 6.11%, 5.85% Floor)	11.43%	(a)	04/15/2036	982,163

	Sound Point CLO Ltd.
2,500,000	Series 2019-2A-DR (CME Term SOFR 3 Month + 3.56%, 3.30% Floor)	8.88%	(a)	07/15/2034	2,370,783
2,000,000	Series 2020-1A-DR (CME Term SOFR 3 Month + 3.61%, 3.61% Floor)	8.93%	(a)	07/20/2034	1,901,465
2,000,000	Series 2021-1A-D (CME Term SOFR 3 Month + 3.76%, 3.76% Floor)	9.09%	(a)	04/25/2034	1,968,279

	Trimaran CAVU LLC
2,250,000	Series 2019-1A-D (CME Term SOFR 3 Month + 4.41%, 4.15% Floor)	9.73%	(a)	07/20/2032	2,222,486
500,000	Series 2019-2A-C (CME Term SOFR 3 Month + 4.98%, 4.72% Floor)	10.28%	(a)	11/26/2032	501,668

	Venture CDO Ltd.
500,000	Series 2017-30A-C (CME Term SOFR 3 Month + 2.21%)	7.53%	(a)	01/15/2031	493,672

10	DoubleLine Opportunistic Credit Fund	The accompanying notes are an integral part of these financial statements.

(Unaudited) March 31, 2024

P RINCIPAL A MOUNT $	S ECURITY D ESCRIPTION	R ATE		M ATURITY	V ALUE $

	Vibrant Clo X Ltd.
1,000,000	Series 2018-10RA-C1 (CME Term SOFR 3 Month + 5.00%, 5.00% Floor)	10.31%	(a)	04/20/2036	1,004,107

	Voya CLO Ltd.
1,000,000	Series 2020-1A-DR (CME Term SOFR 3 Month + 3.36%, 3.10% Floor)	8.68%	(a)	07/16/2034	998,873

	Wind River CLO Ltd.
2,500,000	Series 2014-2A-ER (CME Term SOFR 3 Month + 6.01%, 5.75% Floor)	11.33%	(a)(c)	01/15/2031	2,092,746
1,000,000	Series 2014-3A-DR2 (CME Term SOFR 3 Month + 3.66%, 3.40% Floor)	8.98%	(a)	10/22/2031	927,257
1,000,000	Series 2017-3A-DR (CME Term SOFR 3 Month + 4.11%, 3.85% Floor)	9.43%	(a)	04/15/2035	995,233
1,000,000	Series 2021-3A-D (CME Term SOFR 3 Month + 3.61%, 3.35% Floor)	8.93%	(a)	07/20/2033	974,135

	Total Collateralized Loan Obligations (Cost $99,084,300)				97,601,222

FOREIGN CORPORATE BONDS 3.6%
200,000	ABM Investama Tbk PT	9.50%	(a)	08/05/2026	197,163
177,500	Adani International Container Terminal Pvt Ltd.	3.00%		02/16/2031	151,446
200,000	Adani Ports & Special Economic Zone Ltd.	5.00%		08/02/2041	160,079
350,000	AI Candelaria Spain SA	5.75%		06/15/2033	284,325
200,000	Aris Mining Corp.	6.88%		08/09/2026	180,466
400,000	Banco Davivienda SA (10 Year CMT Rate + 5.10%)	6.65%	(h)	04/22/2031	281,500
200,000	Banco do Estado do Rio Grande do Sul SA (5 Year CMT Rate + 4.93%)	5.38%		01/28/2031	193,428
800,000	Banco GNB Sudameris SA (5 Year CMT Rate + 6.66%)	7.50%		04/16/2031	697,665
200,000	Banco Mercantil del Norte SA/Grand Cayman (10 Year CMT Rate + 5.03%)	6.63%	(a)(h)	01/24/2032	182,875
300,000	BBVA Bancomer SA/Texas (5 Year CMT Rate + 4.31%)	5.88%		09/13/2034	284,098
250,000	Braskem Idesa SAPI	6.99%	(a)	02/20/2032	194,227
200,000	Braskem Netherlands Finance BV	7.25%		02/13/2033	192,510
200,000	Braskem Netherlands Finance BV	5.88%		01/31/2050	154,430
250,000	BRF SA	5.75%		09/21/2050	199,029
300,000	Camposol SA	6.00%		02/03/2027	231,555
400,000	Canacol Energy Ltd.	5.75%		11/24/2028	177,348
200,000	CAP SA	3.90%		04/27/2031	157,233
200,000	Cia de Minas Buenaventura SAA	5.50%		07/23/2026	193,076
200,000	Coruripe Netherlands BV	10.00%		02/10/2027	181,440
200,000	Cosan Overseas Ltd.	8.25%	(h)	05/05/2024	204,875
450,000	Empresas Publicas de Medellin ESP	4.38%		02/15/2031	376,372

P RINCIPAL A MOUNT $	S ECURITY D ESCRIPTION	R ATE		M ATURITY	V ALUE $

500,000	EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA	5.38%		12/30/2030	415,042
171,860	Fideicomiso PA Pacifico Tres	8.25%		01/15/2035	163,388
800,000	Frigorifico Concepcion SA	7.70%	(a)	07/21/2028	701,697
342,716	Guara Norte SARL	5.20%		06/15/2034	312,957
100,000	IAMGOLD Corp.	5.75%		10/15/2028	91,873
200,000	Itau Unibanco Holding SA/Cayman Island (5 Year CMT Rate + 3.22%)	4.63%	(h)	02/27/2025	188,327
150,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.	4.38%		02/02/2052	109,024
140,000	Kawasan Industri Jababeka Tbk PT	7.50%	(a)(i)	12/15/2027	129,620
200,000	KUO SAB De CV	5.75%		07/07/2027	188,697
309,680	LLPL Capital Pte Ltd.	6.88%		02/04/2039	310,070
200,000	MARB BondCo PLC	3.95%		01/29/2031	165,057
190,150	MC Brazil Downstream Trading SARL	7.25%		06/30/2031	172,271
200,000	Millicom International Cellular SA	4.50%		04/27/2031	171,607
400,000	Minejesa Capital BV	5.63%		08/10/2037	364,226
161,272	MV24 Capital BV	6.75%		06/01/2034	151,871
200,000	Sasol Financing USA LLC	5.50%		03/18/2031	168,663
200,000	SierraCol Energy Andina LLC	6.00%	(a)	06/15/2028	175,890
264,128	UEP Penonome II SA	6.50%		10/01/2038	206,680
400,000	Unigel Luxembourg SA	8.75%	(e)	10/01/2026	124,680
400,000	UPL Corp. Ltd. (5 Year CMT Rate + 3.87%)	5.25%	(h)	02/27/2025	273,708
188,000	Vedanta Resources Ltd.	13.88%		12/09/2028	164,704

	Total Foreign Corporate Bonds (Cost $9,859,790)				9,625,192

FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN GOVERNMENT SPONSORED CORPORATIONS 1.1%
200,000	Aeropuerto Internacional de Tocumen SA	5.13%		08/11/2061	146,739
500,000	Colombia Government International Bond	5.00%		06/15/2045	364,009
250,000	Ecopetrol SA	5.88%		11/02/2051	180,126
250,000	Ecopetrol SA	5.88%		05/28/2045	186,852
400,000	Empresa de Transmision Electrica SA	5.13%		05/02/2049	291,014
500,000	Mexico Government International Bond	3.77%		05/24/2061	326,388
200,000	Panama Government International Bond	3.87%		07/23/2060	116,494
600,000	Petroleos del Peru SA	5.63%		06/19/2047	403,596
800,000	Petroleos Mexicanos	6.38%		01/23/2045	516,367
350,000	Republic of South Africa Government International Bond	5.65%		09/27/2047	255,021
200,000	UKRAINE(REP OF)	9.75%	(e)	11/01/2030	70,699

	Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $3,459,064)				2,857,305

NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS 21.9%

	ACREC Trust
690,000	Series 2023-FL2-B (CME Term SOFR 1 Month + 3.48%, 3.48% Floor)	8.81%	(a)	02/19/2038	689,031

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	|	March 31, 2024	11

Schedule of Investments DoubleLine Opportunistic Credit Fund (Cont.)

P RINCIPAL A MOUNT $	S ECURITY D ESCRIPTION	R ATE		M ATURITY	V ALUE $

	Alen Mortgage Trust
2,500,000	Series 2021-ACEN-F (CME Term SOFR 1 Month + 5.11%, 5.00% Floor)	10.44%	(a)	04/15/2034	1,050,287

	AREIT Trust
2,000,000	Series 2019-CRE3-D (CME Term SOFR 1 Month + 2.76%, 2.76% Floor)	8.09%	(a)	09/14/2036	1,866,164
1,000,000	Series 2023-CRE8-B (CME Term SOFR 1 Month + 3.32%, 3.32% Floor)	8.65%	(a)	08/17/2041	1,000,357

	BANK
5,843,520	Series 2020-BN26-XF	1.50%	(a)(j)	03/15/2063	391,100

	BANK5
72,572,405	Series 2023-5YR1-XA	0.27%	(g)(j)	04/15/2056	777,758
20,450,000	Series 2023-5YR4-XA	0.95%	(g)(j)	12/15/2056	781,750

	BDS Ltd.
660,000	Series 2021-FL8-E (CME Term SOFR 1 Month + 2.36%, 2.25% Floor)	7.69%	(a)	01/18/2036	640,073

	Beast Mortgage Trust
1,000,000	Series 2021-1818-G (CME Term SOFR 1 Month + 6.11%, 6.25% Floor)	11.44%	(a)	03/15/2036	516,334

	Benchmark Mortgage Trust
12,673,805	Series 2018-B1-XA	0.52%	(g)(j)	01/15/2051	195,874
1,398,000	Series 2018-B4-D	2.75%	(a)(g)	07/15/2051	1,037,927

	BX Trust
4,200,000	Series 2019-IMC-G (CME Term SOFR 1 Month + 3.65%, 3.60% Floor)	8.97%	(a)	04/15/2034	4,183,068
1,000,000	Series 2019-OC11-E	3.94%	(a)(g)	12/09/2041	865,773

	Carbon Capital VI Commercial Mortgage Trust
516,671	Series 2019-FL2-B (CME Term SOFR 1 Month + 2.96%, 2.85% Floor)	8.29%	(a)	10/15/2035	467,918

	Citigroup Commercial Mortgage Trust
269,000	Series 2015-GC27-D	4.42%	(a)(g)	02/10/2048	242,596
3,588,207	Series 2015-GC27-XA	1.30%	(g)(j)	02/10/2048	24,132
182,000	Series 2016-GC36-D	2.85%	(a)	02/10/2049	75,908

	Citigroup/Deutsche Bank Commercial Mortgage Trust
15,465,413	Series 2017-CD6-XA	0.87%	(g)(j)	11/13/2050	329,534

	Commercial Mortgage Pass Through Certificates
26,400,000	Series 2014-UBS3-XC	1.23%	(a)(g)(j)	06/10/2047	2,809
1,288,300	Series 2014-UBS4-F	3.75%	(a)(c)	08/10/2047	157,383
2,215,985	Series 2014-UBS4-G	3.75%	(a)(c)	08/10/2047	15,503
5,000	Series 2014-UBS4-V	0.00%	(a)(c)(g)	08/10/2047	1
27,394,000	Series 2015-CR23-XD	1.05%	(a)(g)(j)	05/10/2048	317,409
5,297,000	Series 2015-CR26-XD	1.21%	(a)(g)(j)	10/10/2048	84,557
62,983,661	Series 2015-LC21-XA	0.62%	(g)(j)	07/10/2048	319,850

	Computershare Corporate Trust
23,293,000	Series 2015-C28-XF	1.08%	(a)(g)(j)	05/15/2048	249,319
747,000	Series 2015-NXS4-D	3.68%	(g)	12/15/2048	658,852
1,044,000	Series 2016-C34-C	5.06%	(g)	06/15/2049	905,202
1,000,000	Series 2016-LC24-C	4.43%	(g)	10/15/2049	883,302
1,000,000	Series 2017-RC1-D	3.25%	(a)	01/15/2060	808,758
46,217,159	Series 2018-C43-XA	0.58%	(g)(j)	03/15/2051	923,442

	Credit Suisse Mortgage Capital Certificates
1,232,000	Series 2021-B33-A2	3.17%	(a)	10/10/2043	1,039,061

	Cross Harbor Capital Partners
1,180,000	Series 2021-FL1-C (CME Term SOFR 1 Month + 2.21%, 2.10% Floor)	7.54%	(a)	02/15/2038	1,154,729

	CSAIL Commercial Mortgage Trust
885,000	Series 2016-C5-C	4.64%	(g)	11/15/2048	826,051
4,156,550	Series 2016-C6-XA	1.86%	(g)(j)	01/15/2049	111,973

P RINCIPAL A MOUNT $	S ECURITY D ESCRIPTION	R ATE		M ATURITY	V ALUE $

	CSAIL Commercial Mortgage Trust (Cont.)
2,000,000	Series 2018-CX12-C	4.72%	(g)	08/15/2051	1,765,379

	DOLP Trust
1,000,000	Series 2021-NYC-F	3.70%	(a)(g)	05/10/2041	631,834
1,000,000	Series 2021-NYC-G	3.70%	(a)(g)	05/10/2041	477,638

	FIVE Mortgage Trust
583,000	Series 2023-V1-E	6.30%	(a)(g)	02/10/2056	502,412

	FS Rialto
750,000	Series 2022-FL5-D (CME Term SOFR 1 Month + 4.82%, 4.82% Floor)	10.14%	(a)	06/19/2037	732,269

	Granite Point Mortgage Trust, Inc.
1,000,000	Series 2021-FL4-B (CME Term SOFR 1 Month + 2.06%, 1.95% Floor)	7.39%	(a)	12/15/2036	935,520

	Great Wolf Trust
2,302,941	Series 2019-WOLF-F (CME Term SOFR 1 Month + 3.45%, 3.33% Floor)	8.77%	(a)	12/15/2036	2,285,250

	GS Mortgage Securities Corp. II
1,304,000	Series 2014-GC26-D	4.51%	(a)(g)	11/10/2047	927,436
1,744,000	Series 2015-GC28-D	4.31%	(a)(g)	02/10/2048	1,592,453
75,265,091	Series 2018-GS9-XA	0.41%	(g)(j)	03/10/2051	1,061,968
1,000,000	Series 2021-ARDN-G (CME Term SOFR 1 Month + 5.11%, 5.00% Floor)	10.44%	(a)	11/15/2036	939,100

	JP Morgan Chase Commercial Mortgage Securities
2,000,000	Series 2011-C3-D	5.53%	(a)(g)	02/15/2046	1,567,268
1,175,000	Series 2018-AON-F	4.61%	(a)(g)	07/05/2031	257,688
1,153,000	Series 2019-MFP-G (CME Term SOFR 1 Month + 4.10%, 4.05% Floor)	9.42%	(a)	07/15/2036	1,097,590
1,153,000	Series 2019-MFP-XG	0.50%	(a)(g)(j)	07/15/2036	3,178

	JPMBB Commercial Mortgage Securities Trust
8,244,971	Series 2013-C14-XC	0.51%	(a)(g)(j)	08/15/2046	429
3,488,650	Series 2014-C19-E	4.00%	(a)(c)(g)	04/15/2047	3,111,201
1,938,200	Series 2014-C19-F	3.75%	(a)(c)(g)	04/15/2047	1,565,928
1,896,985	Series 2014-C19-NR	3.75%	(a)(c)(g)	04/15/2047	485,337
925,000	Series 2014-C23-C	4.48%	(g)	09/15/2047	892,923
2,000,000	Series 2014-C23-D	3.98%	(a)(g)	09/15/2047	1,794,769
3,272,868	Series 2014-C26-XA	0.91%	(g)(j)	01/15/2048	6,949
500,000	Series 2015-C27-D	3.80%	(a)(g)	02/15/2048	268,237
180,000	Series 2015-C29-C	4.19%	(g)	05/15/2048	163,467
20,920,000	Series 2015-C29-XE	0.29%	(a)(g)(j)	05/15/2048	81,797
16,358,000	Series 2015-C32-XD	0.50%	(a)(g)(j)	11/15/2048	97,463

	LSTAR Commercial Mortgage Trust
2,845,208	Series 2016-4-XA	1.66%	(a)(g)(j)	03/10/2049	30,805
1,000,000	Series 2017-5-C	4.67%	(a)(g)	03/10/2050	851,708

	MF1 Multifamily Housing Mortgage Loan Trust
1,352,581	Series 2021-FL6-C (CME Term SOFR 1 Month + 1.96%, 1.85% Floor)	7.29%	(a)	07/16/2036	1,306,879

	Morgan Stanley Bank of America Merrill Lynch Trust
500,000	Series 2014-C19-C	4.00%		12/15/2047	475,030

	NYT Mortgage Trust
1,012,000	Series 2019-NYT-F (CME Term SOFR 1 Month + 3.30%, 3.00% Floor)	8.62%	(a)	12/15/2035	595,656

	Ready Capital Corp.
750,000	Series 2021-FL5-C (CME Term SOFR 1 Month + 2.36%, 2.25% Floor)	7.69%	(a)	04/25/2038	733,903

	Starwood Property Mortgage Trust
1,305,000	Series 2019-FL1-C (CME Term SOFR 1 Month + 2.06%, 2.06% Floor)	7.39%	(a)	07/15/2038	1,251,115

12	DoubleLine Opportunistic Credit Fund	The accompanying notes are an integral part of these financial statements.

(Unaudited) March 31, 2024

P RINCIPAL A MOUNT $	S ECURITY D ESCRIPTION	R ATE		M ATURITY	V ALUE $

	STWD Ltd.
1,500,000	Series 2022-FL3-B (US 30 Day Average Secured Overnight Financing Rate + 1.95%, 1.95% Floor)	7.27%	(a)	11/15/2038	1,449,524

	TPG Real Estate Finance Issuer Ltd.
1,000,000	Series 2021-FL4-B (CME Term SOFR 1 Month + 1.96%, 1.85% Floor)	7.29%	(a)	03/15/2038	949,466
758,000	Series 2022-FL5-AS (US 30 Day Average Secured Overnight Financing Rate + 2.15%, 2.15% Floor)	7.47%	(a)	02/15/2039	746,801

	TTAN
839,564	Series 2021-MHC-G (CME Term SOFR 1 Month + 4.31%, 4.20% Floor)	9.64%	(a)	03/15/2038	828,420

	UBS Commercial Mortgage Trust
1,000,000	Series 2018-C12-C	5.03%	(g)	08/15/2051	878,806

	UBS-Barclays Commercial Mortgage Trust
1,420,000	Series 2013-C5-C	3.69%	(a)(g)	03/10/2046	1,179,471
824,000	Series 2013-C5-D	3.69%	(a)(g)	03/10/2046	584,513

	Total Non-Agency Commercial Mortgage Backed Obligations (Cost $76,303,339)				58,701,365

NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS 16.2%

	Adjustable Rate Mortgage Trust
1,175,452	Series 2006-1-2A1	5.61%	(g)	03/25/2036	614,030

	Barclays PLC
8,651,786	Series 2007-AB1-A5	4.53%	(i)	03/25/2037	3,513,439
470,010	Series 2010-RR6-6A2	9.30%	(a)(g)	07/26/2037	228,822

	Chase Mortgage Finance Corp.
1,274,467	Series 2007-S1-A7	6.00%		02/25/2037	502,095
1,363,422	Series 2007-S3-1A5	6.00%		05/25/2037	607,816

	Citigroup Financial Products, Inc.
259,061	Series 2006-8-A4 (-3 x 1 Month LIBOR USD + 19.66%, 19.66% Cap)	4.69%	(a)(c)(d)(k)	10/25/2035	179,696

	Countrywide Alternative Loan Trust
591,599	Series 2005-85CB-2A5 (CME Term SOFR 1 Month + 1.21%, 1.10% Floor, 7.00% Cap)	6.54%		02/25/2036	449,644
124,936	Series 2005-85CB-2A6 (-4 x CME Term SOFR 1 Month + 21.21%, 21.63% Cap)	1.67%	(k)	02/25/2036	92,506

	Countrywide Home Loan Mortgage Pass Through Trust
1,295,396	Series 2007-4-1A35 (-1 x CME Term SOFR 1 Month + 6.59%, 6.70% Cap)	1.26%	(j)(k)	05/25/2037	175,692

	Credit Suisse Management LLC
1,705,420	Series 2005-11-7A1	6.00%		12/25/2035	906,037

	Credit Suisse Mortgage Capital Certificates
3,165,811	Series 2006-5-3A3	6.50%		06/25/2036	597,791
304,879	Series 2006-9-2A1	5.50%		11/25/2036	256,975
150,985	Series 2006-9-6A14	6.00%		11/25/2036	118,233

	Fannie Mae Connecticut Avenue Securities
2,996,000	Series 2021-R01-1B2 (US 30 Day Average Secured Overnight Financing Rate + 6.00%)	11.32%	(a)	10/25/2041	3,167,922

P RINCIPAL A MOUNT $	S ECURITY D ESCRIPTION	R ATE		M ATURITY	V ALUE $

	Fannie Mae Connecticut Avenue Securities (Cont.)
3,000,000	Series 2022-R01-1B2 (US 30 Day Average Secured Overnight Financing Rate + 6.00%)	11.32%	(a)	12/25/2041	3,165,092

	Freddie Mac Structured Agency Credit Risk Debt Notes
3,000,000	Series 2020-HQA2-B2 (US 30 Day Average Secured Overnight Financing Rate + 7.71%)	13.03%	(a)	03/25/2050	3,525,133
2,000,000	Series 2021-DNA2-B2 (US 30 Day Average Secured Overnight Financing Rate + 6.00%)	11.32%	(a)	08/25/2033	2,293,862
3,000,000	Series 2021-DNA6-B2 (US 30 Day Average Secured Overnight Financing Rate + 7.50%)	12.82%	(a)	10/25/2041	3,262,152
1,200,000	Series 2021-DNA7-M2 (US 30 Day Average Secured Overnight Financing Rate + 1.80%)	7.12%	(a)	11/25/2041	1,208,204
2,000,000	Series 2021-HQA2-B2 (US 30 Day Average Secured Overnight Financing Rate + 5.45%)	10.77%	(a)	12/25/2033	2,188,851
3,000,000	Series 2021-HQA3-B2 (US 30 Day Average Secured Overnight Financing Rate + 6.25%)	11.57%	(a)	09/25/2041	3,140,321

	Indymac Index Mortgage Loan Trust
908,445	Series 2005-AR23-6A1	3.88%	(g)	11/25/2035	834,613

	JP Morgan Alternative Loan Trust
58,274	Series 2006-S1-2A5	5.50%		02/25/2025	44,882

	JP Morgan Reremic
958,722	Series 2011-1-2A10	6.00%	(a)(c)(g)	06/26/2037	750,453

	Lehman Mortgage Trust
187,195	Series 2007-10-1A1	6.00%		01/25/2038	177,411
1,176,351	Series 2007-4-1A3	5.75%		05/25/2037	539,507

	RALI Trust
506,720	Series 2005-QS14-3A1	6.00%		09/25/2035	415,314
1,246,325	Series 2006-QS7-A3	6.00%		06/25/2036	947,727
380,763	Series 2007-QS1-1A1	6.00%		01/25/2037	291,432
612,951	Series 2007-QS6-A1 (CME Term SOFR 1 Month + 0.44%, 0.33% Floor, 7.00% Cap)	5.77%		04/25/2037	436,603
648,925	Series 2007-QS6-A102	5.75%		04/25/2037	505,897
139,633	Series 2007-QS6-A2 (-8 x CME Term SOFR 1 Month + 54.63%, 55.58% Cap)	10.22%	(k)	04/25/2037	162,437

	RBSGC Mortgage Pass Through Certificates
643,490	Series 2008-B-A1	6.00%	(a)	06/25/2037	553,617

	Residential Asset Securitization Trust
1,638,116	Series 2006-A6-1A12 (-1 x CME Term SOFR 1 Month + 6.99%, 7.10% Cap)	1.66%	(j)(k)	07/25/2036	198,805
1,619,679	Series 2006-A6-1A9	6.00%		07/25/2036	469,282

	RFMSI Trust
381,947	Series 2007-S2-A4	6.00%		02/25/2037	290,948

	Structured Adjustable Rate Mortgage Loan Trust
348,048	Series 2006-1-2A2	5.10%	(g)	02/25/2036	286,842

	Velocity Commercial Capital Loan Trust
344,674	Series 2018-1-M4	5.01%	(a)	04/25/2048	295,906
256,243	Series 2018-1-M5	6.26%	(a)	04/25/2048	220,616
364,718	Series 2018-1-M6	7.26%	(a)	04/25/2048	260,863

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	|	March 31, 2024	13

Schedule of Investments DoubleLine Opportunistic Credit Fund (Cont.)

P RINCIPAL A MOUNT $	S ECURITY D ESCRIPTION	R ATE		M ATURITY	V ALUE $

	Vericrest Opportunity Loan Transferee
5,062,114	Series 2021-NPL3-A2	4.95%	(a)(i)(l)	02/27/2051	4,536,856

	Washington Mutual Alternative Mortgage Pass-Through Certificates
3,085,460	Series 2006-8-A4	4.15%	(i)	10/25/2036	1,068,557

	Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $54,304,388)				43,482,881

US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS 20.6%

	Federal Home Loan Mortgage Corp.
30,358,339	Series 2021-P009-X	1.35%	(g)(j)	01/25/2031	1,156,568
288,525	Series 3211-SI (-4 x US 30 Day Average Secured Overnight Financing Rate + 27.18%, 27.67% Cap)	4.82%	(j)(k)	09/15/2036	93,449
645,856	Series 3236-ES (-1 x US 30 Day Average Secured Overnight Financing Rate + 6.59%, 6.70% Cap)	1.27%	(j)(k)	11/15/2036	51,614
402,205	Series 3256-S (-1 x US 30 Day Average Secured Overnight Financing Rate + 6.58%, 6.69% Cap)	1.26%	(j)(k)	12/15/2036	36,609
218,662	Series 3292-SD (-1 x US 30 Day Average Secured Overnight Financing Rate + 5.99%, 6.10% Cap)	0.67%	(j)(k)	03/15/2037	13,390
2,470,532	Series 3297-BI (-1 x US 30 Day Average Secured Overnight Financing Rate + 6.65%, 6.76% Cap)	1.33%	(j)(k)	04/15/2037	236,520
2,062,345	Series 3311-BI (-1 x US 30 Day Average Secured Overnight Financing Rate + 6.65%, 6.76% Cap)	1.33%	(j)(k)	05/15/2037	157,109
1,752,371	Series 3311-IA (-1 x US 30 Day Average Secured Overnight Financing Rate + 6.30%, 6.41% Cap)	0.98%	(j)(k)	05/15/2037	164,196
366,616	Series 3314-SH (-1 x US 30 Day Average Secured Overnight Financing Rate + 6.29%, 6.40% Cap)	0.97%	(j)(k)	11/15/2036	28,594
167,279	Series 3330-KS (-1 x US 30 Day Average Secured Overnight Financing Rate + 6.44%, 6.55% Cap)	1.12%	(j)(k)	06/15/2037	7,854
32,120	Series 3339-AI (-1 x US 30 Day Average Secured Overnight Financing Rate + 6.44%, 6.55% Cap)	1.12%	(j)(k)	07/15/2037	2,213
1,257,499	Series 3339-TI (-1 x US 30 Day Average Secured Overnight Financing Rate + 6.03%, 6.14% Cap)	0.71%	(j)(k)	07/15/2037	97,087
507,206	Series 3374-SD (-1 x US 30 Day Average Secured Overnight Financing Rate + 6.34%, 6.45% Cap)	1.02%	(j)(k)	10/15/2037	32,054

P RINCIPAL A MOUNT $	S ECURITY D ESCRIPTION	R ATE		M ATURITY	V ALUE $

	Federal Home Loan Mortgage Corp. (Cont.)
101,490	Series 3382-SU (-1 x US 30 Day Average Secured Overnight Financing Rate + 6.19%, 6.30% Cap)	0.87%	(j)(k)	11/15/2037	5,671
2,224,095	Series 3404-SA (-1 x US 30 Day Average Secured Overnight Financing Rate + 5.89%, 6.00% Cap)	0.57%	(j)(k)	01/15/2038	175,935
99,960	Series 3423-GS (-1 x US 30 Day Average Secured Overnight Financing Rate + 5.54%, 5.65% Cap)	0.22%	(j)(k)	03/15/2038	5,070
1,575,790	Series 3435-S (-1 x US 30 Day Average Secured Overnight Financing Rate + 5.87%, 5.98% Cap)	0.55%	(j)(k)	04/15/2038	122,141
74,814	Series 3508-PS (-1 x US 30 Day Average Secured Overnight Financing Rate + 6.54%, 6.65% Cap)	1.22%	(j)(k)	02/15/2039	4,589
534,385	Series 3728-SV (-1 x US 30 Day Average Secured Overnight Financing Rate + 4.34%, 4.45% Cap)	0.00%	(j)(k)	09/15/2040	13,141
4,909,024	Series 3736-SN (-1 x US 30 Day Average Secured Overnight Financing Rate + 5.94%, 6.05% Cap)	0.62%	(j)(k)	10/15/2040	420,259
1,714,831	Series 3753-SB (-1 x US 30 Day Average Secured Overnight Financing Rate + 5.89%, 6.00% Cap)	0.57%	(j)(k)	11/15/2040	163,047
1,989,065	Series 3780-SM (-1 x US 30 Day Average Secured Overnight Financing Rate + 6.39%, 6.50% Cap)	1.07%	(j)(k)	12/15/2040	170,275
696,888	Series 3815-ST (-1 x US 30 Day Average Secured Overnight Financing Rate + 5.74%, 5.85% Cap)	0.42%	(j)(k)	02/15/2041	45,708
1,174,966	Series 3905-SC (-5 x US 30 Day Average Secured Overnight Financing Rate + 22.18%, 22.75% Cap)	0.00%	(k)	08/15/2041	1,076,816
718,232	Series 3924-SJ (-1 x US 30 Day Average Secured Overnight Financing Rate + 5.89%, 6.00% Cap)	0.57%	(j)(k)	09/15/2041	50,951
1,412,195	Series 3960-ES (-1 x US 30 Day Average Secured Overnight Financing Rate + 5.84%, 5.95% Cap)	0.52%	(j)(k)	11/15/2041	98,909
1,530,466	Series 4291-MS (-1 x US 30 Day Average Secured Overnight Financing Rate + 5.79%, 5.90% Cap)	0.47%	(j)(k)	01/15/2054	116,064
125,455	Series 4610-IB	3.00%	(j)	06/15/2041	1,176
12,247,519	Series 5100-DS (-1 x US 30 Day Average Secured Overnight Financing Rate + 2.50%, 2.50% Cap)	0.00%	(j)(k)	05/25/2051	63,125
9,772,981	Series 5112-SC (-1 x US 30 Day Average Secured Overnight Financing Rate + 2.50%, 2.50% Cap)	0.00%	(j)(k)	06/25/2051	61,161

	Federal National Mortgage Association
33,128	Series 2005-72-WS (-1 x US 30 Day Average Secured Overnight Financing Rate + 6.64%, 6.75% Cap)	1.32%	(j)(k)	08/25/2035	1,825

14	DoubleLine Opportunistic Credit Fund	The accompanying notes are an integral part of these financial statements.

(Unaudited) March 31, 2024

P RINCIPAL A MOUNT $	S ECURITY D ESCRIPTION	R ATE		M ATURITY	V ALUE $

	Federal National Mortgage Association (Cont.)
164,900	Series 2005-90-SP (-1 x US 30 Day Average Secured Overnight Financing Rate + 6.64%, 6.75% Cap)	1.32%	(j)(k)	09/25/2035	1,830
218,379	Series 2006-117-SQ (-1 x US 30 Day Average Secured Overnight Financing Rate + 6.44%, 6.55% Cap)	1.12%	(j)(k)	12/25/2036	14,109
75,716	Series 2006-119-HS (-1 x US 30 Day Average Secured Overnight Financing Rate + 6.54%, 6.65% Cap)	1.22%	(j)(k)	12/25/2036	6,354
2,259,728	Series 2006-123-CI (-1 x US 30 Day Average Secured Overnight Financing Rate + 6.63%, 6.74% Cap)	1.31%	(j)(k)	01/25/2037	226,679
1,162,467	Series 2007-15-BI (-1 x US 30 Day Average Secured Overnight Financing Rate + 6.59%, 6.70% Cap)	1.27%	(j)(k)	03/25/2037	93,296
209,293	Series 2007-20-S (-1 x US 30 Day Average Secured Overnight Financing Rate + 6.63%, 6.74% Cap)	1.31%	(j)(k)	03/25/2037	11,280
140,380	Series 2007-21-SD (-1 x US 30 Day Average Secured Overnight Financing Rate + 6.37%, 6.48% Cap)	1.05%	(j)(k)	03/25/2037	7,344
592,921	Series 2007-30-IE (-1 x US 30 Day Average Secured Overnight Financing Rate + 6.63%, 6.74% Cap)	1.31%	(j)(k)	04/25/2037	62,565
1,369,931	Series 2007-32-SA (-1 x US 30 Day Average Secured Overnight Financing Rate + 5.99%, 6.10% Cap)	0.67%	(j)(k)	04/25/2037	104,382
497,112	Series 2007-40-SA (-1 x US 30 Day Average Secured Overnight Financing Rate + 5.99%, 6.10% Cap)	0.67%	(j)(k)	05/25/2037	31,441
97,133	Series 2007-48-SE (-1 x US 30 Day Average Secured Overnight Financing Rate + 5.99%, 6.10% Cap)	0.67%	(j)(k)	05/25/2037	4,704
153,656	Series 2007-64-LI (-1 x US 30 Day Average Secured Overnight Financing Rate + 6.45%, 6.56% Cap)	1.13%	(j)(k)	07/25/2037	10,460
61,716	Series 2007-68-SA (-1 x US 30 Day Average Secured Overnight Financing Rate + 6.54%, 6.65% Cap)	1.22%	(j)(k)	07/25/2037	4,451
2,948,565	Series 2007-75-PI (-1 x US 30 Day Average Secured Overnight Financing Rate + 6.43%, 6.54% Cap)	1.11%	(j)(k)	08/25/2037	245,663
1,474,195	Series 2008-33-SA (-1 x US 30 Day Average Secured Overnight Financing Rate + 5.89%, 6.00% Cap)	0.57%	(j)(k)	04/25/2038	115,119
1,247,578	Series 2008-42-SC (-1 x US 30 Day Average Secured Overnight Financing Rate + 5.79%, 5.90% Cap)	0.47%	(j)(k)	05/25/2038	81,181
332,644	Series 2008-5-GS (-1 x US 30 Day Average Secured Overnight Financing Rate + 6.14%, 6.25% Cap)	0.82%	(j)(k)	02/25/2038	26,648
759,989	Series 2008-62-SD (-1 x US 30 Day Average Secured Overnight Financing Rate + 5.94%, 6.05% Cap)	0.62%	(j)(k)	07/25/2038	48,784

P RINCIPAL A MOUNT $	S ECURITY D ESCRIPTION	R ATE		M ATURITY	V ALUE $

	Federal National Mortgage Association (Cont.)
558,642	Series 2008-68-SB (-1 x US 30 Day Average Secured Overnight Financing Rate + 5.99%, 6.10% Cap)	0.67%	(j)(k)	08/25/2038	37,019
77,605	Series 2009-111-SE (-1 x US 30 Day Average Secured Overnight Financing Rate + 6.14%, 6.25% Cap)	0.82%	(j)(k)	01/25/2040	7,315
462,813	Series 2009-12-CI (-1 x US 30 Day Average Secured Overnight Financing Rate + 6.49%, 6.60% Cap)	1.17%	(j)(k)	03/25/2036	28,750
83,793	Series 2009-47-SA (-1 x US 30 Day Average Secured Overnight Financing Rate + 5.99%, 6.10% Cap)	0.67%	(j)(k)	07/25/2039	4,791
103,547	Series 2009-48-WS (-1 x US 30 Day Average Secured Overnight Financing Rate + 5.84%, 5.95% Cap)	0.52%	(j)(k)	07/25/2039	7,289
63,747	Series 2009-67-SA (-1 x US 30 Day Average Secured Overnight Financing Rate + 5.04%, 0.25% Floor, 5.15% Cap)	0.25%	(j)(k)	07/25/2037	2,235
283,196	Series 2009-87-SA (-1 x US 30 Day Average Secured Overnight Financing Rate + 5.89%, 6.00% Cap)	0.57%	(j)(k)	11/25/2049	24,940
3,734,349	Series 2009-90-QI (-1 x US 30 Day Average Secured Overnight Financing Rate + 6.49%, 6.60% Cap)	1.17%	(j)(k)	08/25/2036	299,354
449,186	Series 2009-91-SD (-1 x US 30 Day Average Secured Overnight Financing Rate + 6.04%, 6.15% Cap)	0.72%	(j)(k)	11/25/2039	33,580
84,821	Series 2010-11-SC (-1 x US 30 Day Average Secured Overnight Financing Rate + 4.69%, 4.80% Cap)	0.00%	(j)(k)	02/25/2040	4,162
85,167	Series 2010-115-SD (-1 x US 30 Day Average Secured Overnight Financing Rate + 6.49%, 6.60% Cap)	1.17%	(j)(k)	11/25/2039	6,970
3,078,602	Series 2010-142-SC (-1 x US 30 Day Average Secured Overnight Financing Rate + 6.49%, 6.60% Cap)	1.17%	(j)(k)	12/25/2040	310,706
512,381	Series 2010-15-SL (-1 x US 30 Day Average Secured Overnight Financing Rate + 4.84%, 4.95% Cap)	0.00%	(j)(k)	03/25/2040	24,400
157,267	Series 2010-19-SA (-1 x US 30 Day Average Secured Overnight Financing Rate + 5.29%, 5.40% Cap)	0.00%	(j)(k)	03/25/2050	10,217
377,962	Series 2010-31-SB (-1 x US 30 Day Average Secured Overnight Financing Rate + 4.89%, 5.00% Cap)	0.00%	(j)(k)	04/25/2040	21,637
669,762	Series 2010-39-SL (-1 x US 30 Day Average Secured Overnight Financing Rate + 5.56%, 5.67% Cap)	0.24%	(j)(k)	05/25/2040	41,005
96,528	Series 2010-8-US (-1 x US 30 Day Average Secured Overnight Financing Rate + 4.69%, 4.80% Cap)	0.00%	(j)(k)	02/25/2040	1,786
109,883	Series 2010-9-GS (-1 x US 30 Day Average Secured Overnight Financing Rate + 4.64%, 4.75% Cap)	0.00%	(j)(k)	02/25/2040	3,263

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	|	March 31, 2024	15

Schedule of Investments DoubleLine Opportunistic Credit Fund (Cont.)

P RINCIPAL A MOUNT $	S ECURITY D ESCRIPTION	R ATE		M ATURITY	V ALUE $

	Federal National Mortgage Association (Cont.)
563,186	Series 2011-114-S (-1 x US 30 Day Average Secured Overnight Financing Rate + 5.89%, 6.00% Cap)	0.57%	(j)(k)	09/25/2039	47,672
803,216	Series 2011-146-US (-1 x US 30 Day Average Secured Overnight Financing Rate + 6.84%, 7.00% Cap)	0.00%	(k)	01/25/2042	560,511
145,893	Series 2012-29-SG (-1 x US 30 Day Average Secured Overnight Financing Rate + 5.89%, 6.00% Cap)	0.57%	(j)(k)	04/25/2042	10,386
1,195,279	Series 2012-56-SN (-1 x US 30 Day Average Secured Overnight Financing Rate + 5.94%, 6.05% Cap)	0.62%	(j)(k)	06/25/2042	85,857
1,333,553	Series 2012-76-SC (-1 x US 30 Day Average Secured Overnight Financing Rate + 5.89%, 6.00% Cap)	0.57%	(j)(k)	07/25/2042	130,831
1,386,415	Series 2013-83-US (-1 x US 30 Day Average Secured Overnight Financing Rate + 4.89%, 5.00% Cap)	0.00%	(k)	08/25/2043	909,738
3,782,454	Series 2016-64-SA (-1 x US 30 Day Average Secured Overnight Financing Rate + 5.89%, 6.00% Cap)	0.57%	(j)(k)	09/25/2046	368,425
14,374,979	Series 2019-M26-X1	0.60%	(g)(j)	03/25/2030	340,207
3,274,587	Series 2020-61-DI	3.00%	(j)	09/25/2060	517,444
13,876,542	Series 2020-M27-X1	0.88%	(g)(j)	03/25/2031	500,995
15,319,849	Series 2021-17-SA (-1 x US 30 Day Average Secured Overnight Financing Rate + 2.00%, 2.00% Cap)	0.00%	(j)(k)	04/25/2051	144,166
4,940,692	Series 2021-3-KI	2.50%	(j)	02/25/2051	716,514
4,379,607	Series 2021-56-WI	2.50%	(j)	09/25/2051	541,305
138,911	Series 374-19	6.50%	(j)	09/25/2036	25,900

	FREMF Mortgage Trust
600,529	Series 2015-KF07-B (US 30 Day Average Secured Overnight Financing Rate + 5.06%)	10.38%	(a)	02/25/2025	596,013
543,955	Series 2016-KF25-B (US 30 Day Average Secured Overnight Financing Rate + 5.11%, 5.00% Floor)	10.43%	(a)	05/25/2024	542,946
737,212	Series 2018-KF56-C (US 30 Day Average Secured Overnight Financing Rate + 5.91%, 5.80% Floor)	11.23%	(a)	11/25/2028	643,583
1,122,937	Series 2019-KF71-C (US 30 Day Average Secured Overnight Financing Rate + 6.11%, 6.00% Floor)	11.43%	(a)	10/25/2029	1,076,730

	Government National Mortgage Association
349,685	Series 2009-104-SD (-1 x CME Term SOFR 1 Month + 6.24%, 6.35% Cap)	0.91%	(j)(k)	11/16/2039	28,818
39,710	Series 2010-98-IA	5.43%	(g)(j)	03/20/2039	1,593
372,588	Series 2011-69-SB (-1 x CME Term SOFR 1 Month + 5.24%, 5.35% Cap)	0.00%	(j)(k)	05/20/2041	26,598
622,476	Series 2011-71-SG (-1 x CME Term SOFR 1 Month + 5.29%, 5.40% Cap)	0.00%	(j)(k)	05/20/2041	40,059
665,089	Series 2011-72-AS (-1 x CME Term SOFR 1 Month + 5.27%, 5.38% Cap)	0.00%	(j)(k)	05/20/2041	46,615

P RINCIPAL A MOUNT $	S ECURITY D ESCRIPTION	R ATE		M ATURITY	V ALUE $

	Government National Mortgage Association (Cont.)
792,828	Series 2011-89-SA (-1 x CME Term SOFR 1 Month + 5.34%, 5.45% Cap)	0.01%	(j)(k)	06/20/2041	51,754
5,607,115	Series 2012-26-SP (-1 x CME Term SOFR 1 Month + 6.54%, 6.65% Cap)	1.21%	(j)(k)	02/20/2042	642,577
425,947	Series 2012-34-LI (-20 x CME Term SOFR 1 Month + 119.71%, 6.00% Cap)	6.00%	(j)(k)	12/16/2039	90,643
4,211,220	Series 2013-119-TZ	3.00%		08/20/2043	3,713,505
2,445,406	Series 2014-39-SK (-1 x CME Term SOFR 1 Month + 6.09%, 6.20% Cap)	0.76%	(j)(k)	03/20/2044	238,923
4,226,218	Series 2014-59-DS (-1 x CME Term SOFR 1 Month + 6.14%, 6.25% Cap)	0.81%	(j)(k)	04/16/2044	356,880
3,631,417	Series 2014-63-SD (-1 x CME Term SOFR 1 Month + 5.44%, 5.55% Cap)	0.11%	(j)(k)	04/20/2044	371,339
1,689,359	Series 2014-69-ST (-1 x CME Term SOFR 1 Month + 5.99%, 6.10% Cap)	0.66%	(j)(k)	12/16/2039	134,790
2,467,401	Series 2015-148-BS (-1 x CME Term SOFR 1 Month + 5.58%, 5.69% Cap)	0.25%	(j)(k)	10/20/2045	202,168
6,964,798	Series 2015-158-SK (-1 x CME Term SOFR 1 Month + 6.09%, 6.20% Cap)	0.76%	(j)(k)	11/20/2045	752,153
7,956,627	Series 2018-111-SA (-1 x CME Term SOFR 1 Month + 4.44%, 4.55% Cap)	0.00%	(j)(k)	08/20/2048	309,483
22,713,244	Series 2018-48-SD (-1 x CME Term SOFR 1 Month + 3.79%, 3.90% Cap)	0.00%	(j)(k)	04/20/2048	470,970
6,794,715	Series 2020-115-SC (-1 x CME Term SOFR 1 Month + 4.09%, 4.20% Cap)	0.00%	(j)(k)	08/20/2050	231,942
9,498,079	Series 2020-129-IW	2.50%	(j)	09/20/2050	1,270,248
5,547,531	Series 2020-129-SE (-1 x CME Term SOFR 1 Month + 3.64%, 3.75% Cap)	0.00%	(j)(k)	09/20/2050	76,130
16,353,970	Series 2020-138-IC	3.50%	(j)	08/20/2050	2,954,677
6,120,568	Series 2020-138-IL	3.50%	(j)	09/20/2050	1,057,906
10,206,557	Series 2020-173-MI	2.50%	(j)	11/20/2050	1,411,242
7,651,497	Series 2020-175-KI	2.50%	(j)	11/20/2050	1,046,166
2,919,794	Series 2020-187-SB (-1 x CME Term SOFR 1 Month + 6.19%, 6.30% Cap)	0.86%	(j)(k)	12/20/2050	369,486
4,931,632	Series 2020-196-DI	2.50%	(j)	12/20/2050	636,255
8,391,691	Series 2021-107-IL	3.00%	(j)	06/20/2051	1,358,257
6,732,507	Series 2021-107-SA (-1 x CME Term SOFR 1 Month + 3.64%, 3.75% Cap)	0.00%	(j)(k)	06/20/2051	225,543
4,140,485	Series 2021-116-XI	3.50%	(j)	03/20/2051	740,773
3,623,734	Series 2021-125-AS (-1 x US 30 Day Average Secured Overnight Financing Rate + 3.25%, 3.25% Cap)	0.00%	(j)(k)	07/20/2051	45,636
6,990,203	Series 2021-130-DI	3.00%	(j)	07/20/2051	1,127,207
10,471,816	Series 2021-15-PI	3.00%	(j)	01/20/2051	1,613,163
7,031,860	Series 2021-158-SA (-1 x US 30 Day Average Secured Overnight Financing Rate + 3.70%, 3.70% Cap)	0.00%	(j)(k)	09/20/2051	220,644
17,621,054	Series 2021-194-IN	3.00%	(j)	11/20/2051	2,944,788
11,793,091	Series 2021-209-MI	3.00%	(j)	11/20/2051	1,865,317
13,809,177	Series 2021-221-SC (-1 x US 30 Day Average Secured Overnight Financing Rate + 3.80%, 3.80% Cap)	0.00%	(j)(k)	12/20/2051	251,335
10,308,647	Series 2021-221-SD (-1 x US 30 Day Average Secured Overnight Financing Rate + 3.80%, 3.80% Cap)	0.00%	(j)(k)	12/20/2051	183,138

16	DoubleLine Opportunistic Credit Fund	The accompanying notes are an integral part of these financial statements.

(Unaudited) March 31, 2024

P RINCIPAL A MOUNT $/ S HARES	S ECURITY D ESCRIPTION	R ATE		M ATURITY	V ALUE $

	Government National Mortgage Association (Cont.)
10,838,599	Series 2021-24-XI	2.00%	(j)	02/20/2051	1,083,360
8,577,949	Series 2021-46-DS (-1 x CME Term SOFR 1 Month + 2.69%, 2.80% Cap)	0.00%	(j)(k)	03/20/2051	65,717
4,686,960	Series 2021-58-SJ (-1 x CME Term SOFR 1 Month + 6.19%, 6.30% Cap)	0.86%	(j)(k)	04/20/2051	489,214
34,752,633	Series 2021-59-S (-1 x US 30 Day Average Secured Overnight Financing Rate + 2.60%, 2.60% Cap)	0.00%	(j)(k)	04/20/2051	305,139
7,326,917	Series 2021-7-IQ	2.50%	(j)	01/20/2051	913,511
14,758,895	Series 2021-73-LS (-1 x US 30 Day Average Secured Overnight Financing Rate + 2.50%, 0.50% Floor, 2.50% Cap)	0.50%	(j)(k)	04/20/2051	392,439
7,810,134	Series 2021-77-IH	2.50%	(j)	05/20/2051	819,062
13,625,985	Series 2021-78-SC (-1 x US 30 Day Average Secured Overnight Financing Rate + 2.60%, 2.60% Cap)	0.00%	(j)(k)	05/20/2051	120,986
26,651,269	Series 2021-9-MI	2.50%	(j)	01/20/2051	3,578,842
14,723,796	Series 2021-97-SA (-1 x US 30 Day Average Secured Overnight Financing Rate + 2.60%, 2.60% Cap)	0.00%	(j)(k)	06/20/2051	138,869
9,739,427	Series 2021-H04-BI	0.77%	(g)(j)	02/01/2071	479,548
10,981,815	Series 2021-H07-AI	0.02%	(g)(j)	05/20/2071	492,281
15,788,906	Series 2022-22-SA (-1 x US 30 Day Average Secured Overnight Financing Rate + 3.60%, 3.60% Cap)	0.00%	(j)(k)	08/20/2050	268,187
6,279,673	Series 2022-25-EI	3.00%	(j)	02/20/2052	940,917
16,580,128	Series 2022-83-IO	2.50%	(j)	11/20/2051	2,306,411
8,115,198	Series 2024-13-IA	3.00%	(j)	05/20/2051	1,260,917

	Total US Government and Agency Mortgage Backed Obligations (Cost $67,606,398)				55,162,173

US GOVERNMENT AND AGENCY OBLIGATIONS 2.2%
6,000,000	United States Treasury Note/Bond	3.13%		08/15/2025	5,864,180

	Total US Government and Agency Obligations (Cost $5,965,581)				5,864,180

COMMON STOCKS 0.0% (m)
2,528	Riverbed - Class B (c)(n)				329

	Total Common Stocks (Cost $—)				329

SHORT TERM INVESTMENTS 1.2%
1,034,270	First American Government Obligations Fund - U	5.26%	(o)		1,034,270
1,034,270	JPMorgan US Government Money Market Fund - IM	5.25%	(o)		1,034,270
1,034,270	MSILF Government Portfolio - Institutional	5.22%	(o)		1,034,270

	Total Short Term Investments (Cost $3,102,810)				3,102,810

	Total Investments 114.3% (p) (Cost $351,032,140)				306,449,063
	Other Liabilities in Excess of Assets (14.3)%				(38,482,982)

	NET ASSETS 100.0%				$267,966,081

SECURITY TYPE BREAKDOWN as a % of Net Assets:
Collateralized Loan Obligations	36.3%
Non-Agency Commercial Mortgage Backed Obligations	21.9%
US Government and Agency Mortgage Backed Obligations	20.6%
Non-Agency Residential Collateralized Mortgage Obligations	16.2%
Bank Loans	9.6%
Foreign Corporate Bonds	3.6%
US Government and Agency Obligations	2.2%
Asset Backed Obligations	1.6%
Short Term Investments	1.2%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.1%
Common Stocks	0.0%	(m)
Other Assets and Liabilities	(14.3)%

Net Assets	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:
Collateralized Loan Obligations	36.3%
Non-Agency Commercial Mortgage Backed Obligations	21.9%
US Government and Agency Mortgage Backed Obligations	20.6%
Non-Agency Residential Collateralized Mortgage Obligations	16.2%
US Government and Agency Obligations	2.2%
Electronics/Electric	2.0%
Asset Backed Obligations	1.6%
Healthcare	1.3%
Energy	1.2%
Short Term Investments	1.2%
Chemicals/Plastics	1.0%
Utilities	0.8%
Transportation	0.7%
Commercial Services	0.7%
Banking	0.7%
Industrial Equipment	0.6%
Consumer Products	0.6%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.6%
Retailers (other than Food/Drug)	0.6%
Mining	0.5%
Media	0.5%
Construction	0.4%
Hotels/Motels/Inns and Casinos	0.4%
Finance	0.4%
Chemical Products	0.3%
Business Equipment and Services	0.2%
Telecommunications	0.2%
Insurance	0.2%
Containers and Glass Products	0.1%
Building and Development (including Steel/Metals)	0.1%
Conglomerates	0.1%
Real Estate	0.1%
Food Products	0.0%	(m)
Technology	0.0%	(m)
Aerospace & Defense	0.0%	(m)
Other Assets and Liabilities	(14.3)%

Net Assets	100.0%

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	|	March 31, 2024	17

Schedule of Investments DoubleLine Opportunistic Credit Fund (Cont.)

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(b)
Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid. The interest rate disclosed reflects the estimated rate in effect as of period end.

(c)	Value determined using significant unobservable inputs.

(d)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.

(e)	Security is in default or has failed to make a scheduled payment. Income is not being accrued.

(f)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.

(g)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.

(h)	Perpetual maturity. The date disclosed is the next call date of the security.

(i)	Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.

(j)	Interest only security

(k)
Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(l)
This security accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of period end.

(m)	Represents less than 0.05% of net assets.

(n)	Non-income producing security.

(o)	Seven-day yield as of period end.

(p)
Under the Fund’s credit agreement, the Lender, through their agent, have been granted a security interest in all of the Fund’s investments in consideration of the Fund’s borrowings under the line of credit with the Lender (See Note 9).

PIK
A
payment-in-kind
security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

18	DoubleLine Opportunistic Credit Fund	The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities	(Unaudited) March 31, 2024

ASSETS
Investments in Securities, at Value *	$303,346,253
Short Term Investments *	3,102,810
Interest Receivable	3,508,572
Cash	290,665
Receivable for Investments Sold	267,957
Prepaid Expenses and Other Assets	249,038
Total Assets	310,765,295

LIABILITIES
Loan Payable (See Note 8)	40,000,000
Payable for Investments Purchased	2,219,941
Investment Advisory Fees Payable	274,555
Interest Expense Payable	225,748
Trustees Fees Payable (See Note 6)	37,760
Administration, Fund Accounting and Custodian Fees Payable	19,945
Professional Fees Payable	19,913
Accrued Expenses	1,352
Total Liabilities	42,799,214
Commitments and Contingencies (See Note 2, Note 7 and Note 8)
Net Assets	$267,966,081

NET ASSETS CONSIST OF:
Capital Stock ($0.00001 par value)	$176
Additional Paid-in Capital	373,658,979
Total Distributable Earnings (Loss)	(105,693,074)
Net Assets	$267,966,081

*Identified Cost:
Investments in Securities	$347,929,330
Short Term Investments	3,102,810

Shares Outstanding and Net Asset Value Per Share:
Shares Outstanding (unlimited authorized)	17,619,129
Net Asset Value per Share	$15.21

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	|	March 31, 2024	19

Statement of Operations	(Unaudited) For the Period Ended March 31, 2024

INVESTMENT INCOME
Income:
Interest	$8,677,539
Total Investment Income	8,677,539
Expenses:
Investment Advisory Fees	1,463,477
Interest Expense	1,307,398
Administration, Fund Accounting and Custodian Fees	90,121
Professional Fees	64,532
Trustees Fees	48,603
Shareholder Reporting Expenses	30,238
Registration Fees	7,908
Miscellaneous Expenses	7,662
Insurance Expenses	2,848
Total Expenses	3,022,787

Net Investment Income (Loss)	5,654,752

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net Realized Gain (Loss) on Investments	208,643
Net Change in Unrealized Appreciation (Depreciation) on Investments	20,567,681
Net Realized and Unrealized Gain (Loss)	20,776,324

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$26,431,076

20	DoubleLine Opportunistic Credit Fund	The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Period Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023

OPERATIONS
Net Investment Income (Loss)	$5,654,752	$4,826,622
Net Realized Gain (Loss) on Investments	208,643	(3,776,695)
Net Change in Unrealized Appreciation (Depreciation) on Investments	20,567,681	13,859,226
Net Increase (Decrease) in Net Assets Resulting from Operations	26,431,076	14,909,153

DISTRIBUTIONS TO SHAREHOLDERS
From Earnings	(11,277,493)	(8,007,431)
From Return of Capital	—	(13,470,154)

Total Distributions to Shareholders	(11,277,493)	(21,477,585)

NET SHARE TRANSACTIONS
Proceeds from Issuance of common shares in connection with the shelf offering	16,688,219	11,667,601
Commissions and offering expenses associated with the issuance of common shares in connection with the shelf offering	(231,275)	(151,217)
Issuance of common shares from reinvestment of distributions	295,877	471,944
Increase (Decrease) in Net Assets Resulting from Net Share Transactions	16,752,821	11,988,328

Total Increase (Decrease) in Net Assets	$31,906,404	$5,419,896

NET ASSETS
Beginning of Period	$236,059,677	$230,639,781
End of Period	$267,966,081	$236,059,677

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	|	March 31, 2024	21

Statement of Cash Flows	(Unaudited) For the Period Ended March 31, 2024

CASH FLOWS PROVIDED BY (USED IN) OPERATING ACTIVITIES
Net Increase (Decrease) in Net Assets Resulting from Operations	$26,431,076
Adjustments to Reconcile the Change in Net Assets from Operations to Net Cash Provided By (Used In) Operating activities:
Purchases of Long Term Investments	(38,691,176)
Proceeds from Disposition of Long Term Investments	28,544,445
Net (Purchases of) Proceeds from Disposition of Short Term Investments	3,273,938
Net Amortization (Accretion) of Premiums/Discounts and Other Adjustments to Cost	4,638,071
Net Realized (Gain) Loss on Investments	(208,643)
Net Change in Unrealized Depreciation (Appreciation) on:
Investments	(20,567,681)
(Increase) Decrease in:
Interest Receivable	180,103
Prepaid Expenses and Other Assets	45,034
Receivable for Investments Sold	(54,838)
Increase (Decrease) in:
Payable for Investments Purchased	1,263,181
Investment Advisory Fees Payable	20,694
Interest Expense Payable	(39,467)
Trustees Fees Payable	2,713
Accrued Expenses	(26,854)
Administration, Fund Accounting and Custodian Fees Payable	(90,853)
Professional Fees Payable	(100,491)
Net Cash Provided By (Used In) Operating Activities	4,619,252

CASH FLOWS PROVIDED BY (USED IN) FINANCING ACTIVITIES
Cash Distributions Paid to Common Stockholders	(10,981,616)
Issuance of shares, net of fees	16,456,944
Increase in borrowings	5,000,000
Decrease in borrowings	(15,000,000)
Net Cash Provided By (Used In) Financing Activities	(4,524,672)

NET CHANGE IN CASH
Cash at Beginning of Period	196,085
Cash at End of Period	$290,665

SUPPLEMENTAL DISCLOSURE OF CASH FLOW AND NON-CASH INFORMATION
Additional Paid-in Capital from Dividend Reinvestment	$295,877
Cash Paid for Interest on Loan Outstanding	$1,346,865

22	DoubleLine Opportunistic Credit Fund	The accompanying notes are an integral part of these financial statements.

Financial Highlights

	Period Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023	Year Ended September 30, 2022		Year Ended September 30, 2021		Year Ended September 30, 2020	Year Ended September 30, 2019

Net Asset Value, Beginning of Period	$14.31		$14.70	$19.41		$19.52		$20.80	$19.75

Income (Loss) from Investment Operations:

Net Investment Income (Loss) (a)	0.33		0.30	1.01		1.40		1.60	1.35
Net Gain (Loss) on Investments (Realized and Unrealized)	1.22		0.62	(4.35)		0.20		(1.47)	1.13
Total from Investment Operations	1.55		0.92	(3.34)		1.60		0.13	2.48

Less Distributions:

Distributions from Net Investment Income	(0.66)		(0.49)	(1.13)		(1.71)		(1.41)	(1.43)
Return of Capital	—		(0.83)	(0.24)		—		—	—

Total Distributions	(0.66)		(1.32)	(1.37)		(1.71)		(1.41)	(1.43)

Proceeds from Issuance of Common Shares:
Premiums less commissions and offering costs on issuance of common shares (See Note 11)	0.01	(d)	0.01 (d)	—	(d)(e)	—	(d)(e)	—	—
Total capital stock transactions	0.01	(d)	0.01 (d)	—	(d)(e)	—	(d)(e)	—	—
Net Asset Value, End of Period	$15.21		$14.31	$14.70		$19.41		$19.52	$20.80
Market Price, End of Period	$15.42		$14.58	$14.45		$19.72		$19.06	$20.71
Total Return on Net Asset Value (b)	11.16%	(g)	6.55%	(18.05)%		8.49%		0.83%	13.12%
Total Return on Market Price (c)	10.56%	(g)	10.46%	(20.55)%		12.85%		(1.04)%	8.12%

Supplemental Data:

Net Assets, End of Period (000’s)	$267,966		$236,060	$230,640		$298,816		$291,919	$310,652
Ratios to Average Net Assets:
Expenses, including interest expense	2.40%	(f)	2.66%	1.72%		1.64%		1.90%	2.30%
Net Investment Income (Loss)	4.49%	(f)	2.04%	5.81%		7.14%		8.18%	6.72%
Portfolio Turnover Rate	10%	(g)	15%	25%		46%		29%	26%

(a)	Calculated based on average shares outstanding during the period.
(b)
Total return on Net Asset Value is computed based upon the Net Asset Value of common stock on the first business day and the closing Net Asset Value on the last business day of the period. Dividends and distributions are assumed to be reinvested at the prices obtained under the Fund’s dividend reinvestment plan.

(c)
Total return on Market Price is computed based upon the New York Stock Exchange market price of the Fund’s shares and excludes the effect of brokerage commissions. Dividends and distributions are assumed to be reinvested at the prices obtained under the Fund’s dividend reinvestment plan. Total return on Market Price does not reflect any sales load paid by investors.

(d)
Represents the premium on the at the market offering of $0.022, $0.017, $0.006 and $0.008 per share, respectively, less underwriting and offering costs of $0.014, $0.010, $0.005 and $0.007 per share, respectively, for the periods ending March 31, 2024, September 30, 2023, September 30, 2022 and September 30, 2021.

(e)	Less than $0.005 per share
(f)	Annualized
(g)	Not Annualized

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	|	March 31, 2024	23

Financial Highlights (Cont.)

	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014

Net Asset Value, Beginning of Period	$22.04	$23.30	$24.10	$23.41	$22.97

Income (Loss) from Investment Operations:

Net Investment Income (Loss) (a)	1.41	1.63	1.81	2.21	1.83
Net Gain (Loss) on Investments (Realized and Unrealized)	(1.70)	(0.89)	(0.08)	0.97	0.61
Total from Investment Operations	(0.29)	0.74	1.73	3.18	2.44

Less Distributions:

Distributions from Net Investment Income	(1.58)	(1.93)	(2.48)	(2.49)	(2.00)
Return of Capital	(0.42)	(0.07)	(0.05)	—	—

Total Distributions	(2.00)	(2.00)	(2.53)	(2.49)	(2.00)

Proceeds from Issuance of Common Shares:
Net Asset Value, End of Period	$19.75	$22.04	$23.30	$24.10	$23.41
Market Price, End of Period	$20.57	$24.04	$25.68	$24.88	$23.60
Total Return on Net Asset Value (b)	(1.31)%	3.49%	7.81%	14.33%	11.12%
Total Return on Market Price (c)	(5.78)%	2.09%	14.38%	17.08%	12.46%

Supplemental Data:

Net Assets, End of Period (000’s)	$294,700	$327,927	$345,864	$356,678	$345,682
Ratios to Average Net Assets:
Expenses, including interest expense	2.17%	1.80%	1.59%	1.65%	1.67%
Net Investment Income (Loss)	6.77%	7.32%	7.77%	9.27%	7.90%
Portfolio Turnover Rate	28%	17%	14%	4%	22%

(a)	Calculated based on average shares outstanding during the period.
(b)
Total return on Net Asset Value is computed based upon the Net Asset Value of common stock on the first business day and the closing Net Asset Value on the last business day of the period. Dividends and distributions are assumed to be reinvested at the prices obtained under the Fund’s dividend reinvestment plan.

(c)
Total return on Market Price is computed based upon the New York Stock Exchange market price of the Fund’s shares and excludes the effect of brokerage commissions. Dividends and distributions are assumed to be reinvested at the prices obtained under the Fund’s dividend reinvestment plan. Total return on Market Price does not reflect any sales load paid by investors.

24	DoubleLine Opportunistic Credit Fund	The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements	(Unaudited) March 31, 2024

1. Organization
DoubleLine Opportunistic Credit Fund (the “Fund”) was formed as a closed-end
management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and originally classified as a non-diversified
fund. The Fund is currently operating as a diversified fund. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation. The Fund was organized as a Massachusetts business trust on July 22, 2011 and commenced operations on January 27, 2012. The Fund is listed on the New York Stock Exchange (“NYSE”) under the symbol “DBL”. The Fund’s investment objective is to seek high total investment return by providing a high level of current income and the potential for capital appreciation.
The fiscal year end for the Fund is September 30, and the period covered by these Financial Statements is for the six months ended March 31, 2024 (the “period end”).
2. Significant Accounting Policies
The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946,
Financial Services— Investment Companies
, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).
A. Security Valuation.
The Fund has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities

•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)
Valuations for domestic and foreign fixed income securities are normally determined on the basis of evaluations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs

All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer

US bonds and notes of government and government agencies	Standard inputs

Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports

Bank loans	Standard inputs
Investments in registered
open-end
management investment companies will be valued based upon the NAV of such investments and are categorized as Level 1 of the fair value hierarchy.

Semi-Annual Report	|	March 31, 2024	25

Notes to Financial Statements (Cont.)

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
Over-the-counter
financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of valuations obtained from counterparties, published index closing levels or evaluated prices supplied by independent pricing services, some or all of which may be based on market data from trading on exchanges that closed significantly before the time as of which the Fund calculates its NAV. Forward foreign currency contracts are generally valued based on rates provided by independent data providers. Exchange traded futures and options on futures are generally valued at the settlement price determined by the relevant exchange on which they principally trade, and exchange traded options are generally valued at the last trade price on the exchange on which they principally trade. The Fund does not normally take into account trading, clearances or settlements that take place after the close of the principal exchange or market on which such securities are traded. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.
The Fund’s holdings in whole loans, securitizations and certain other types of alternative lending-related instruments may be valued based on prices provided by a third-party pricing service.
Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by an independent pricing service. Where an active secondary market does not exist to a reliable degree in the judgment of DoubleLine Capital LP (the “Adviser” or “DoubleLine Capital”), such loans will be valued at fair value based on certain factors.
In respect of certain commercial real estate-related, residential real estate-related and certain other investments for which a limited market may exist, the Valuation Designee (as defined below) may value such investments based on appraisals conducted by an independent valuation advisor or a similar pricing agent. However, an independent valuation firm may not be retained to undertake an evaluation of an asset unless the NAV, market price and other aspects of an investment exceed certain significance thresholds.
The Board of Trustees has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee in calculating the Fund’s NAV. Pursuant to Rule
2a-5
under the 1940 Act, the Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule
2a-5.
The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

26	DoubleLine Opportunistic Credit Fund

(Unaudited) March 31, 2024

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of March 31, 2024:

Category

Investments in Securities

Level 1

Short Term Investments	$3,102,810

Total Level 1	3,102,810

Level 2

Collateralized Loan Obligations	95,073,662

US Government and Agency Mortgage Backed Obligations	55,162,173

Non-Agency Commercial Mortgage Backed Obligations	53,366,012

Non-Agency Residential Collateralized Mortgage Obligations	42,552,732

Bank Loans	25,625,196

Foreign Corporate Bonds	9,625,192

US Government and Agency Obligations	5,864,180

Asset Backed Obligations	3,344,430

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	2,857,305

Total Level 2	293,470,882

Level 3

Non-Agency Commercial Mortgage Backed Obligations	5,335,353

Collateralized Loan Obligations	2,527,560

Asset Backed Obligations	994,768

Non-Agency Residential Collateralized Mortgage Obligations	930,149

Bank Loans	87,212

Common Stocks	329

Total Level 3	9,875,371

Total	$306,449,063
See the Schedule of Investments for further disaggregation of investment categories.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Fair Value as of September 30, 2023	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (c)	Net Accretion (Amortization)	Purchases (a)	Sales (b)	Transfers Into Level 3 (d)	Transfers Out of Level 3 (d)	Fair Value as of March 31, 2024	Net Change in Unrealized Appreciation (Depreciation) on securities held at March 31, 2024 (c)
Investments in Securities
Non-Agency Commercial Mortgage Backed Obligations	$4,816,812	$2,446,971	$1,148,848	$194,447	$8	$(3,271,733)	$—	$—	$5,335,353	$606,586
Collateralized Loan Obligations	3,205,252	—	104,276	—	—	—	—	(781,968)	2,527,560	89,279
Asset Backed Obligations	1,133,331	(44,267)	(31,034)	—	—	(63,262)	—	—	994,768	(43,395)
Non-Agency Residential Collateralized Mortgage Obligations	772,425	1,694	61,591	1,544	—	(86,801)	179,696	—	930,149	40,694
Bank Loans	87,760	150	(2,279)	2,129	—	(548)	—	—	87,212	(2,119)
Common Stocks	163,882	(32,208)	24,668	—	—	(156,013)	—	—	329	—
Total	$10,179,462	$2,372,340	$1,306,070	$198,120	$8	$(3,578,357)	$179,696	$(781,968)	$9,875,371	$691,045

(a)	Purchases include all purchases of securities, payups and corporate actions.

Semi-Annual Report	|	March 31, 2024	27

Notes to Financial Statements (Cont.)

(b)	Sales include all sales of securities, maturities, and paydowns.

(c)
Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at March 31, 2024 may be due to a security that was not held or categorized as Level 3 at either period end.

(d)
Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of March 31, 2024	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average) (e)	Impact to valuation from an increase to input

Non-Agency Commercial Mortgage Backed Obligations	$5,335,353	Market Comparables	Market Quotes	$0.01-$89.18 ($78.41)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

Collateralized Loan Obligations	$2,527,560	Market Comparables	Market Quotes	$21.74-$83.71 ($73.05)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

Asset Backed Obligations	$994,768	Market Comparables	Market Quotes	$14.05-$1,036.19 ($335.68)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

Non-Agency Residential Collateralized Mortgage Obligations	$930,149	Market Comparables	Market Quotes	$69.36-$78.28 ($76.55)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

Bank Loans	$87,212	Market Comparables	Market Quotes	$100.00 ($100.00)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

Common Stocks	$329	Market Comparables	Market Quotes	$0.13 ($0.13)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

(e)	Unobservable inputs were weighted by the relative fair value of the instruments.
B. Federal Income Taxes.
The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all of its taxable income to its shareholders and otherwise comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies. Therefore, no provision for federal income taxes has been made.
The Fund may be subject to a nondeductible 4% excise tax calculated as a percentage of certain undistributed amounts of net investment income and net capital gains.
The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired. The Fund identifies its major tax jurisdictions as U.S. Federal, the Commonwealth of Massachusetts, the State of Florida, and the State of California. The Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances.
C. Security Transactions, Investment Income.
Investment securities transactions are accounted for on trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Interest income, including non-cash
interest, is recorded on an accrual basis. Discounts/premiums on debt securities purchased, which may include residual and subordinate notes, are accreted/amortized over the life of the respective securities using the effective interest method except for certain deep discount bonds where management does not expect the par value above the bond’s cost to be fully realized. Dividend income and corporate action transactions, if any, are recorded on the ex-date.
Non-cash
dividends included in dividend income, if any, are recorded at the fair market value of securities received. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.
D. Dividends and Distributions to Shareholders.
Dividends from net investment income will be declared and paid monthly. The Fund will distribute any net realized long or short-term capital gains at least annually. Distributions are recorded on the ex-dividend
date.

28	DoubleLine Opportunistic Credit Fund

(Unaudited) March 31, 2024

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from US GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in
capital, undistributed (accumulated) net investment income (loss), and/or undistributed (accumulated) realized gain (loss). Undistributed (accumulated) net investment income or loss may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or capital gain remaining at fiscal year end is distributed in the following year.
E. Use of Estimates.
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.
F. Share Valuation.
The net asset value (the “NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses), by the total number of shares outstanding, rounded to the nearest cent. The Fund’s NAV is typically calculated on days when the NYSE opens for regular trading.
G. Unfunded Loan Commitments.
The Fund may enter into certain credit agreements, of which all or a portion may be unfunded. As of March 31, 2024, the Fund did not have any unfunded positions.
The Fund may also enter into certain credit agreements designed to provide standby short term or “bridge” financing to a borrower. Typically the borrower is not economically incented to draw on the bridge loan. The Fund is obligated to fund these commitments at the borrower’s discretion. At the end of the period, the Fund maintained with its custodian liquid investments having an aggregate value at least equal to the par value of its unfunded loan commitments and bridge loans. As of March 31, 2024, the Fund had no outstanding bridge loan commitments.
H. Guarantees and Indemnifications.
Under the Fund’s organizational documents, each Trustee and officer of the Fund is indemnified, to the extent permitted by the 1940 Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.
3. Related Party Transactions
The Adviser provides the Fund with investment management services under an Investment Management Agreement (the “Agreement”). Under the Agreement, the Adviser manages the investment of the assets of the Fund, places orders for the purchase and sale of its portfolio securities and is responsible for providing certain resources to assist with the day-to-day
management of the Fund’s business affairs. As compensation for its services, the Adviser is entitled to a monthly fee at the annual rate of 1.00% of the average daily total managed assets of the Fund. Total managed assets means the total assets of the Fund (including assets attributable to any reverse repurchase agreements, dollar roll transactions or similar transactions, borrowings, and/or preferred shares that may be outstanding) minus accrued liabilities (other than liabilities in respect of reverse repurchase agreements, dollar roll transactions or similar transactions, and borrowings). For purposes of calculating total managed assets, the liquidation preference of any preferred shares outstanding shall not be considered a liability. DoubleLine Asset Management Company LLC, a wholly owned subsidiary of the Adviser, owned 12,112 shares of the Fund as of the period end. The Adviser has arrangements with DoubleLine Group LP to provide personnel and other resources to the Fund.
4. Purchases and Sales of Securities
For the period ended March 31, 2024, purchases and sales of investments, excluding U.S. Government securities and short term investments, were $38,691,176 and $28,544,445, respectively. For the period ended March 31, 2024, purchases and sales of investments in U.S. Government securities (defined as long-term U.S. Treasury bills, notes and bonds) were $0 and $0, respectively.

Semi-Annual Report	|	March 31, 2024	29

Notes to Financial Statements (Cont.)

5.  Share Transactions
Transactions in the Fund’s shares were as follows:

	Period Ended March 31, 2024		Year Ended September 30, 2023

	Shares	Amount	Shares	Amount

Shares Sold (net of fees)	1,103,693	$16,456,944	772,189	$11,516,384

Reinvested Dividends	19,746	295,877	32,299	471,944

Increase (Decrease) in Net Assets Resulting from Net Share Transactions	1,123,439	$16,752,821	804,488	$11,988,328
6. Trustees Fees
Trustees who are not affiliated with the Adviser and its affiliates received, as a group, fees of $48,603 from the Fund during the period ended March 31, 2024. These trustees may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the Fund, are treated as if invested in shares of the Fund or other funds managed by the Adviser and its affiliates. These amounts represent general, unsecured liabilities of the Fund and vary according to the total returns of the selected funds. Trustees Fees in the Fund’s Statement of Operations are shown as $48,603 which includes $48,032 in current fees (either paid in cash or deferred) and an increase of $571 in the value of the deferred amounts. Certain trustees and officers of the Fund are also officers of the Adviser; such trustees and officers are not compensated by the Fund.
7. Bank Loans
The Fund may make loans directly to borrowers and may acquire or invest in loans made by others (“loans”). The Fund may acquire a loan interest directly by acting as a member of the original lending syndicate. Alternatively, the Fund may acquire some or all of the interest of a bank or other lending institution in a loan to a particular borrower by means of a novation, an assignment or a participation. The loans in which the Fund may invest include those that pay fixed rates of interest and those that pay floating rates—
i.e
., rates that adjust periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the Prime Rate). Base lending rates may be subject to a floor, or a minimum rate. Rates for SOFR are generally 1 or
3-month
tenors and may also be subject to a credit spread adjustment. The Fund may purchase and sell interests in bank loans on a when-issued and delayed delivery basis, with payment delivery scheduled for a future date.
Securities purchased on a delayed delivery basis are
marked-to-market
daily and no income accrues to the Fund prior to the date the Fund actually takes delivery of such securities. These transactions are subject to market fluctuations and are subject, among other risks, to the risk that the value at delivery may be more or less than the trade purchase price.
8. Credit Facility
U.S. Bank, National Association (the “Bank”) has made available to the Fund a $65,000,000 committed credit facility. Under the current terms of the Fund’s credit agreement, interest is charged at the rate of one-month
daily SOFR plus the Term SOFR adjustment of 0.10% plus the applicable margin of 0.75%. This rate represents a floating rate of interest that may change over time. The Fund will also be responsible for paying a non-usage
fee (“commitment fee”) of 0.25% if the exposure is less than 75% of the commitment amount and 0.125% if the exposure is 75% or greater of the commitment amount. The credit facility will terminate by the earlier of six months after the Bank delivers a notice of termination to the Fund or the date that the committed amount is reduced to $0. The Fund pledges its assets as collateral to secure obligations under the credit agreement. The Fund retains the risk and rewards of the ownership of assets pledged to secure obligations under the credit agreement. The Fund is subject to various restrictive covenants in its credit facility. If the Fund fails to meet or satisfy any of these covenants, the Fund may be in default under the agreements governing the credit facility, and its lenders could elect to accelerate the Fund’s obligation to repurchase certain assets, declare outstanding amounts due and payable, terminate their commitments, require the posting of additional collateral or enforce their rights against existing collateral. As of March 31, 2024, the amount of total outstanding borrowings was $40,000,000 which approximates fair value. The borrowings are categorized as Level 2 within the fair value hierarchy.
For the period ended March 31, 2024, the Fund’s activity under the credit facility was as follows:

Maximum Amount Available	Average Borrowings	Maximum Amount Outstanding	Interest Expense	Commitment Fee	Average Interest Rate

$65,000,000	$40,628,415	$50,000,000	$1,277,207	$30,191	6.18%

30	DoubleLine Opportunistic Credit Fund

(Unaudited) March 31, 2024

9. Principal Risks
Below are summaries of some, but not all, of the principal risks of investing in the Fund, each of which could adversely affect the Fund’s NAV, market price, yield, and total return. The Fund’s prospectus provided additional information regarding these and other risks of investing in the Fund at the time of the initial public offering of the Fund’s shares.

•
asset-backed securities investment risk:
The risk that borrowers may default on the obligations that underlie the asset- backed security and that, during periods of falling interest rates, asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate, and the risk that the impairment of the value of the collateral underlying a security in which the Fund invests (due, for example, to non-payment
of loans) will result in a reduction in the value of the security.

•
collateralized debt obligations risk:
The risks of an investment in a collateralized debt obligation (“CDO”) depend largely on the quality and type of the collateral and the tranche of the CDO in which the Fund invests. Normally, collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be illiquid. In addition to the risks associated with debt instruments (
e.g.
, interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CDOs that are subordinate to other classes of the issuer’s securities; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

•
confidential information access risk:
The risk that the intentional or unintentional receipt of material, non-public
information by the Adviser could limit the Fund’s ability to sell certain investments held by the Fund or pursue certain investment opportunities on behalf of the Fund, potentially for a substantial period of time.

•
counterparty risk:

The risk that the Fund will be subject to credit risk with respect to the counterparties to derivative contracts and other instruments entered into directly by the Fund or held by special purpose or structured vehicles in which the Fund invests; that the Fund’s counterparty will be unable or unwilling to perform its obligations; that the Fund will be unable to enforce contractual remedies if its counterparty defaults; that if a counterparty (or an affiliate of a counterparty) becomes bankrupt, the Fund may experience significant delays in obtaining any recovery or may obtain limited or no recovery in a bankruptcy or other insolvency proceeding. To the extent that the Fund enters into multiple transactions with a single or small set of counterparties, it will be subject to increased counterparty risk.

•
credit default swaps risk:
Credit default swaps provide exposure to one or more reference obligations but involve greater risks than investing in the reference obligation directly, and expose the Fund to liquidity risk, counterparty risk and credit risk. A buyer will lose its investment and recover nothing should no event of default occur. When the Fund acts as a seller of a credit default swap, it is exposed to many of the same risks of leverage described herein since if an event of default occurs the seller must pay the buyer the full notional value of the reference obligation(s).

•
credit risk:
The risk that an issuer, counterparty or other obligor to the Fund will fail to pay its obligations to the Fund when they are due, which may reduce the Fund’s income and/or reduce, in whole or in part, the value of the Fund’s investment. Actual or perceived changes in the financial condition of an obligor, changes in economic, social or political conditions that affect a particular type of security, instrument, or obligor, and changes in economic, social or political conditions generally can increase the risk of default by an obligor, which can affect a security’s or other instrument’s credit quality or value and an obligor’s ability to honor its obligations when due. The values of lower-quality debt securities (commonly known as “junk bonds”), including floating rate loans, tend to be particularly sensitive to these changes. The values of securities or instruments also may decline for a number of other reasons that relate directly to the obligor, such as management performance, financial leverage, and reduced demand for the obligor’s goods and services, as well as the historical and prospective earnings of the obligor and the value of its assets.

•
derivatives risk:
The risk that an investment in derivatives will not perform as anticipated by the Adviser, may not be available at the time or price desired, cannot be closed out at a favorable time or price, will increase the Fund’s transaction costs, or will increase the Fund’s volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute for or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely or at all with that of the cash investment; that the positions may be improperly executed or constructed; that the Fund’s counterparty will be unable or unwilling to perform its obligations; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge. Recent changes in regulation relating to the Fund’s use of derivatives and

Semi-Annual Report	|	March 31, 2024	31

Notes to Financial Statements (Cont.)

related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund’s performance.

•
emerging markets risk:
The risk that investing in emerging markets, as compared to foreign developed markets, increases the likelihood that the Fund will lose money, due to more limited information about the issuer and/or the security; higher brokerage costs; different accounting, auditing and financial reporting standards; less developed legal systems; fewer investor protections; less regulatory oversight; thinner trading markets; the possibility of currency blockages or transfer restrictions; an emerging market country’s dependence on revenue from particular commodities or international aid; and the risk of expropriation, nationalization or other adverse political or economic developments.

•
foreign investment risk:
The risk that investments in foreign securities or in issuers with significant exposure to foreign markets, as compared to investments in U.S. securities or in issuers with predominantly domestic market exposure, may be more vulnerable to economic, political, and social instability and subject to less government supervision, less protective custody practices, lack of transparency, inadequate regulatory and accounting standards, delayed or infrequent settlements of transactions, and foreign taxes. If the Fund buys securities denominated in a foreign currency, receives income in foreign currencies or holds foreign currencies from time to time, the value of the Fund’s assets, as measured in U.S. dollars, can be affected unfavorably by changes in exchange rates with relative to the U.S. dollar or with respect to other foreign currencies. Foreign markets are also subject to the risk that a foreign government could restrict foreign exchange transactions or otherwise implement unfavorable currency regulations. In addition, foreign securities may be subject to currency exchange rates or regulations, the imposition of economic sanctions, tariffs or other government restrictions, higher transaction and other costs, reduced liquidity, and delays in settlement.

•
foreign currency risk:
The Fund’s investments in or exposure to foreign currencies or in securities or instruments that trade, or receive revenues, in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions (if used), that the U.S. dollar will decline in value relative to the currency being hedged.

•
high yield risk:
The risk that debt instruments rated below investment grade or debt instruments that are unrated and of comparable or lesser quality are predominantly speculative. These instruments, commonly known as “junk bonds,” have a higher degree of default risk and may be less liquid than higher-rated bonds. These instruments may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of high yield investments generally, and less secondary market liquidity.

•
interest rate risk:
The risk that debt instruments will change in value because of changes in interest rates. The value of an instrument with a longer duration (whether positive or negative) will be more sensitive to changes in interest rates than a similar instrument with a shorter duration.

•
inverse floaters and related securities risk:
Investments in inverse floaters, residual interest tender option bonds and similar instruments expose the Fund to the same risks as investments in debt securities and derivatives, as well as other risks, including those associated with leverage and increased volatility. An investment in these securities typically will involve greater risk than an investment in a fixed rate security. Distributions on inverse floaters, residual interest tender option bonds and similar instruments will typically bear an inverse relationship to short term interest rates and typically will be reduced or, potentially, eliminated as interest rates rise.

•
investment and market risk:
The risk that markets will perform poorly or that the returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of investments. Markets may, in response to governmental actions or intervention or general market conditions, including real or perceived adverse, political, economic or market conditions, tariffs and trade disruptions, inflation, recession, changes in interest or currency rates, lack of liquidity in the bond markets or adverse investor sentiment or other external factors, experience periods of high volatility and reduced liquidity. Certain securities may be difficult to value during such periods. The value of securities and other instruments traded in over-the-counter
markets, like other market investments, may move up or down, sometimes rapidly and unpredictably. Further, the value of securities and other instruments held by the Fund may decline in value due to factors affecting securities markets generally or particular industries. Recently, there have been inflationary price movements. As such, fixed income securities markets may experience heightened levels of interest rate volatility and liquidity risk. The U.S. Federal Reserve has raised interest rates from historically low levels and may continue to do so. Any additional interest rate increases in the future could cause the value of the Fund’s holdings to decrease.

•
issuer risk:
The value of securities may decline for a number of reasons that directly relate to the issuer, such as its financial strength, management performance, financial leverage and reduced demand for the issuer’s goods and services, as well as the historical and prospective earnings of the issuer and the value of its assets.

32	DoubleLine Opportunistic Credit Fund

(Unaudited) March 31, 2024

•
leverage risk:
Leverage is a speculative technique that may expose the Fund to greater risk and increased costs. When leverage is used, the net asset value and market price of the Fund’s shares and the Fund’s investment return will likely be more volatile.

•	liquidity risk: The risk that the Fund may be unable to sell a portfolio investment at a desirable time or at the value the Fund has placed on the investment.

•
loan risk:
Investments in loans are in many cases subject to the risks associated with below-investment grade securities. Investments in loans are also subject to special risks, including, among others, the risk that (i) if the Fund holds a loan through another financial institution, or relies on a financial institution to administer the loan, the Fund’s receipt of principal and interest on the loan is subject to the credit risk of that financial institution; (ii) loans in which the Fund invests typically pay interest at floating rates, and the borrower may have the ability to change or adjust the interest rate on a loan or under circumstances that would be unfavorable to the Fund; (iii) it is possible that any collateral securing a loan may be insufficient or unavailable to the Fund; (iv) investments in highly leveraged loans or loans of stressed, distressed, or defaulted issuers may be subject to significant credit and liquidity risk; (v) transactions in loans may settle on a delayed basis, and the Fund potentially may not receive the proceeds from the sale of a loan for a substantial period of time after the sale; (vi) if the Fund invests in loans that contain fewer or less restrictive constraints on the borrower than certain other types of loans (“covenant-lite” loans), it may have fewer rights against the borrowers of such loans, including fewer protections against the possibility of default and fewer remedies in the event of default; and (vii) loans may be difficult to value and may be illiquid, which may adversely affect an investment in the Fund. It is unclear whether the protections of the securities laws against fraud and misrepresentation extend to loans and other forms of direct indebtedness. In the absence of definitive regulatory guidance, the Fund relies on the Adviser’s research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Fund. There can be no assurance that the Adviser’s efforts in this regard will be successful.

•
market discount risk:
The price of the Fund’s common shares of beneficial interest will fluctuate with market conditions and other factors. Shares of closed-end
management investment companies frequently trade at a discount from their net asset value.

•
market disruption and geopolitical risk:
The risk that markets may, in response to governmental actions or intervention, general market conditions, including real or perceived adverse political, economic or market conditions, tariffs and trade disruptions, inflation, recession, changes in interest or currency rates, lack of liquidity in the bond markets or adverse investor sentiment, or other external factors, experience periods of high volatility and reduced liquidity, which may cause the Fund to sell securities at times when it would otherwise not do so, and potentially at unfavorable prices.

•
mortgage-backed securities risk:
The risk that borrowers may default on their mortgage obligations or the guarantees underlying the mortgage-backed securities will default or otherwise fail and that, during periods of falling interest rates, mortgage-backed securities will be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of a mortgage-backed security may extend, which may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults. The values of certain types of mortgage-backed securities, such as inverse floaters and interest-only and principal-only securities, may be extremely sensitive to changes in interest rates and prepayment rates. The Fund may invest in mortgage-backed securities that are subordinate in their right to receive payment of interest and re-payment
of principal to other classes of the issuer’s securities.

•
operational and information security risks:
An investment in the Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in investment losses to the Fund, a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Fund. While the Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

•
restricted securities risk:
The risk that the Fund may be prevented or limited by law or the terms of an agreement from selling a security (a “restricted security”). To the extent that the Fund is permitted to sell a restricted security, there can be no assurance that a trading market will exist at any particular time and the Fund may be unable to dispose of the security promptly at reasonable prices or at all. The Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the values of restricted securities may have significant volatility.

Semi-Annual Report	|	March 31, 2024	33

Notes to Financial Statements (Cont.)

•
sovereign debt obligations risk:
Investments in countries’ government debt obligations involve special risks. The issuer or governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt or otherwise in a timely manner.

•
U.S. Government securities risk
: The risk that debt securities issued or guaranteed by certain U.S. Government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. Government, and so investments in their securities or obligations issued by them involve credit risk greater than investments in other types of U.S. Government securities.

10. Recently Issued Accounting Pronouncements
In December 2022, the FASB issued an Accounting Standards Update,
ASU 2022-06,
Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848
(“ASU
2022-06”). ASU 2022-06 is
an amendment to
ASU 2020-04, which
provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31,
2022. ASU 2022-06 extends
the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying
ASU 2022-06.
11. Common Shares Offering
The Fund has the authority to issue an unlimited number of common shares of beneficial interest, par value $0.00001 per share (“Common Shares”).
On September 29, 2023, the Securities and Exchange Commission declared effective a registration statement relating to an offering of Common Shares and filed using the “shelf” registration process (the “Shelf Registration”). The Fund has entered into a distribution agreement with Foreside Fund Services, LLC (“Foreside”), who has entered into a sub-placement
agent agreement (the
“Sub-Placement
Agent Agreement”) with UBS Securities LLC (the
“Sub-Placement
Agent”), relating to the Common Shares offered in connection with the Shelf Registration. In accordance with the terms of the
Sub-Placement
Agent Agreement, the Fund may offer Common Shares having a value of up to $150,000,000, par value $0.00001 per share, from time to time through Foreside and the
Sub-Placement
Agent, as its agents for the offer and sale of the Common Shares. The Shelf Registration replaces a prior shelf registration statement authorizing the sale of additional Common Shares. As of March 31, 2024, the Fund had sold 2,575,383 Common Shares pursuant to the Shelf Registration.
Under the 1940 Act, the Fund may not sell any Common Shares at a price below the NAV of such Common Shares, exclusive of any distributing commission or discount. Sales of the Common Shares, if any, may be made in negotiated transactions or transactions that are deemed to be “at the market” as defined in Rule 415 under the Securities Act of 1933, as amended, including sales made directly on the NYSE or sales made to or through a market maker other than on an exchange at prices related to the prevailing market prices or at negotiated prices. Any proceeds from the Fund’s offering of its Common Shares will be invested in accordance with its investment objective and policies as set forth in the Registration Statement.
12. Subsequent Events
In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Since the period ended March 31, 2024 through the date of issuance, the Fund had sold 3,882 Common Shares pursuant to the Shelf Registration outlined in Note 11. The Fund has determined there are no additional subsequent events that would need to be disclosed in the Fund’s financial statements.

34	DoubleLine Opportunistic Credit Fund

Evaluation of Advisory Agreement by the Board of Trustees	(Unaudited) March 31, 2024

At a meeting held in February 2024 (the “February Meeting”), the Boards of Trustees (the “Board” or the “Trustees”) of the DoubleLine
open-end
mutual funds (“mutual funds”), exchange-traded funds (“ETFs”), and closed-end
funds (“CEFs”) listed above (collectively, the “Funds”) approved the continuation of the investment advisory and sub-advisory
agreements, as applicable (the “Advisory Agreements”), between DoubleLine and those Funds. That included approval by the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Funds (the “Independent Trustees”) voting separately. When used in this summary, “DoubleLine” or “Management” refers to DoubleLine Capital LP, DoubleLine ETF Adviser LP, and/or to DoubleLine Alternatives LP, as appropriate in the context.
The Trustees’ determination to approve the continuation of each Advisory Agreement was made on the basis of each Trustee’s business judgment after an evaluation of all of the relevant information provided to the Trustees, including information provided for their consideration at their February Meeting and at meetings held in preparation for the February Meeting with management and representatives of ISS Market Intelligence, an independent third-party provider of investment company data (“ISS MI”), and additional information requested by the Independent Trustees. The Independent Trustees also met with Independent Trustee counsel outside the presence of management prior to the February Meeting to consider the materials and information related to the proposed continuation of the Advisory Agreements.
The Trustees also meet regularly with investment advisory, compliance, risk management, operational, and other personnel from DoubleLine and regularly review detailed information, presented both orally and in writing, regarding the services performed by DoubleLine for the benefit of the Funds, DoubleLine’s investment program for each Fund, the performance of each Fund, the fees and expenses of each Fund, and the operations of each Fund. In considering whether to approve the continuation of the Advisory Agreements, the Trustees took into account information presented to them over the course of the past year and not just that which was provided specifically in relation to the proposed renewal of the Advisory Agreements.
This summary describes a number, but not necessarily all, of the most important factors considered by the Board and the Independent Trustees. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. No single factor was determined to be decisive or controlling. In all their deliberations, the Independent Trustees were advised by independent counsel.
The Trustees considered the nature, extent, and quality of the services, including the expertise and experience of investment personnel, provided and expected to be provided by DoubleLine to each Fund. In this regard, the Trustees considered that DoubleLine provides a full investment program for each Fund, with a strong emphasis on risk management for the Funds. The Board considered, where applicable, the difficulty of managing debt-related portfolios, noting that managing such portfolios requires a portfolio management team to balance a number of factors, which may include, among others, securities of varying maturities and durations, actual and anticipated interest rate changes and market volatility, prepayments, collateral management, counterparty management, pay-downs,
credit events, workouts, and net new issuances. In their evaluation of the services provided by DoubleLine and the Funds’ contractual relationships with DoubleLine, the Trustees considered generally the long-term performance record of the firm’s portfolio management personnel, including, among others, Mr. Jeffrey Gundlach, and the strong historical investor interest in products managed by DoubleLine.
The Trustees reviewed reports prepared by ISS MI (the “ISS MI Reports”) that compared, among other information, each Fund’s net management fee rate and net total expense ratio (Class I shares with respect to the mutual funds) against the net management fee rate and net total expense ratio of a group of peers selected by ISS MI, and each Fund’s performance records (Class I shares with respect to the mutual funds) for the one-year,
three-year (where applicable), five-year (where applicable), and ten-year
(where applicable) periods ended October 31, 2023, against the performance records of those funds in each Fund’s Morningstar category and the performance of the Fund’s benchmark index. In preparation for the February Meeting, the Independent Trustees met with ISS MI representatives in January 2024 to review the comparative information set out in the ISS MI Reports, the methodologies used by ISS MI in compiling those reports and selecting the peer groups used within those reports, and the considerations for evaluating the comparative information presented in those reports. The Independent Trustees also considered the information ISS MI provided regarding the challenges ISS MI encountered in selecting or assembling peer groups for certain of the Funds due to, among other factors, the limited number of possible peer funds with substantially similar principal investment strategies or investment approaches. Where applicable, the Trustees also received information from DoubleLine, including regarding factors to consider in evaluating a Fund’s performance or management fees relative to its peer groups and factors that contributed to the relative underperformance of certain Funds relative to their benchmark indices or the median of their peer groups.
In respect of the mutual funds, the Trustees considered that a number of the mutual funds have achieved strong long-term performance relative to the median of their peers for the five-year and/or ten-year
(where applicable) periods ended October 31, 2023, notwithstanding, in some cases, more recent periods of relative underperformance. Those Funds included DoubleLine Core

Semi-Annual Report	|	March 31, 2024	35

Evaluation of Advisory Agreement by the Board of Trustees (Cont.)

Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Floating Rate Fund, DoubleLine Flexible Income Fund, DoubleLine Infrastructure Income Fund, DoubleLine Low Duration Bond Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Shiller Enhanced CAPE
®
and DoubleLine Shiller Enhanced International CAPE
®
. The Trustees also considered that a number of the mutual funds had achieved strong relative performance more recently, such as over the one-year
and/or three-year periods ended October 31, 2023, notwithstanding other periods of short-term or longer-term unfavorable relative performance. Those mutual funds included DoubleLine Long Duration Total Return Bond Fund, DoubleLine Emerging Markets Local Currency Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Total Return Bond Fund, DoubleLine Income Fund and DoubleLine Selective Credit Fund. In each instance where a Fund exhibited relative underperformance over the one-year,
three-year (as applicable), five-year (as applicable), or
ten-year
(as applicable) periods, the Trustees considered DoubleLine’s explanations for the periods of relative underperformance, including, in the cases of DoubleLine Long Duration Total Return Bond Fund, DoubleLine Global Bond Fund and DoubleLine Multi-Asset Trend Fund, differences in the Funds’ investment approach relative to their peer groups generally, as well as specifically in the case of DoubleLine Multi-Asset Trend Fund, that the Fund did not yet have three years of investment operations.
The Trustees considered the portion of the ISS MI Reports covering the Funds’ net management fees (where applicable) and net total expenses relative to their expense peer groups. The Trustees considered DoubleLine’s pricing policy for its advisory fees and that DoubleLine does not seek to be a low cost provider, nor does it have a policy to set its advisory fees below the median of a Fund’s peers, but rather seeks to set fees at a competitive level that reflects DoubleLine’s demonstrated significant expertise and experience in the investment strategies that if offers.
The Trustees also considered the relative net management fees and net total expenses of each of the mutual funds. They noted that all but five of the mutual funds had net management fees either below the median of their peer group or within five basis points of the median of their peer group. They noted that among those five mutual funds several, including DoubleLine Total Return Bond Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Flexible Income Fund and DoubleLine Strategic Commodity Fund, had net total expense ratios either below or within five basis points of the median of their peer groups. In the case of DoubleLine Infrastructure Income Fund, the Trustees noted the very limited number of other mutual funds that invest principally in infrastructure-related debt as well as the information provided by ISS MI regarding challenges it encountered in constructing a peer group of funds with similar principal investment strategies. In all cases, the Trustees considered each Fund’s net management fees in light of that Fund’s historical performance net of expenses, that none of the mutual funds had the highest net management fee in its peer group, and that DoubleLine’s stated pricing philosophy for its advisory services did not include seeking to be a low-cost
service provider. In light of all of the above and the other factors considered, The Trustees determined that neither the net management fees nor the net total expense ratios of any of the mutual funds appeared, on the basis of all of the information available to them, unreasonable or such as to call into question the continuation of the Funds’ Advisory Agreements.
In respect of the ETFs, the Trustees considered information in the ISS MI Reports regarding the ETFs’ performance records and net total expenses. The Trustees noted that DoubleLine Opportunistic Bond ETF and DoubleLine Shiller CAPE US Equities ETF commenced investment operations on March 31, 2022 and that DoubleLine Commercial Real Estate ETF and DoubleLine Mortgage ETF commenced investment operations on March 31, 2023. The Trustees noted that it was important to provide each Fund’s portfolio management team sufficient time to establish a more significant performance history. However, the Trustees considered that performance since inception for each ETF was within Management’s expectations and the Trustees considered Management’s explanation of any relative underperformance, including in respect of DoubleLine Opportunistic Bond ETF. In respect of DoubleLine Shiller CAPE Equities ETF, the Trustees noted that its performance was in line with, though below, its benchmark index. The Trustees noted also that its performance was shown relative to two peer groups and that the ETF compared more favorably against the peer group that was constructed using ISS MI’s more traditional approach. They noted that that ETF’s performance compared less favorably against the peer group that was constructed with just other active, non-transparent
ETFs (the “ANT Group”). They noted that the ANT Group was comprised of ETFs with a broader spectrum of principal investment strategies and, consequently, with more dispersed performance records and they considered that in evaluating the ETF’s relative performance to date. On the basis of all of these factors, the Trustees determined that the performance records of the ETFs supported the continuance of the Advisory Agreement for each of the ETFs.
The Trustees considered the expenses of the ETFs. The Trustees noted that under the ETFs’ unitary fee structure, DoubleLine, in addition to providing investment management services, arranges for transfer agency, custody, fund administration and accounting, and other non-distribution
related services necessary for the Funds to operate. The Trustees further noted that under the unitary fee structure, DoubleLine pays substantially all of the operating expenses of the Funds, except for, among other things, the management fees, taxes and transaction costs, distribution fees or expenses, and any extraordinary expenses (such as litigation). The Trustees considered DoubleLine’s pricing policy for its advisory fees and that DoubleLine does not seek to be a lowest cost

36	DoubleLine Opportunistic Credit Fund

(Unaudited) March 31, 2024

provider, nor does it have a policy to set its advisory fees below the median of an ETF’s peers, but rather seeks to set fees at a competitive level that reflects DoubleLine’s demonstrated significant expertise and experience in the investment strategies that if offers.
The Trustees noted that DoubleLine Shiller CAPE US Equities ETF and DoubleLine Opportunistic Bond ETF each had a net total expense ratio at or below the median of its peer group, though with DoubleLine Shiller CAPE US Equities ETF comparing less favorably again to the median of the ANT Group. In considering the net total expense ratios of DoubleLine Commercial Real Estate ETF and DoubleLine Mortgage ETF, the Trustees noted that while each Fund had a net total expense ratio that was above the median of its peer group, in each case, there were several peer funds with significantly higher net total expense ratios and that the ETFs’ net total expense ratios were within four or seven basis points of the median. The Trustees determined that none of the net total expense ratios of any of the ETFs appeared, on the basis of all of the information available to them, unreasonable or such as to call into question the continuation of the ETFs’ Advisory Agreements.
In respect of the CEFs, the Trustees considered the information in the ISS MI Reports regarding the Funds’ performance records and net management fees and net total expenses, based on each Fund’s net assets (excluding the principal amount of borrowings) and, separately, on each Fund’s total managed assets (including the principal amount of borrowings).
As to DoubleLine Income Solutions Fund (“DSL”), the Trustees noted that the Fund’s net management fees were in the third quartile of its peer group on both a net assets and total managed assets basis, though the Fund’s net total expenses (excluding investment related expenses) was either at or below the median of its expense peer group on those bases. The Trustees considered DoubleLine’s explanations for the Fund’s longer term relative underperformance with the Fund falling in the fourth quartile of its peers for the three-year, five-year and ten-year
periods ended October 31, 2023 and noted the Fund’s stronger more recent performance, with the Fund performing in the second quartile of its peer group for the one-year
period ended October 31, 2023, and the Fund outperforming its benchmark for the one-
and three-year and
ten-year
periods ended October 31, 2023.
As to DoubleLine Opportunistic Credit Fund (“DBL”), the Trustees noted that DBL’s net management fees were in the third quartile of the Fund’s expense group on a net assets basis and in the fourth quartile of the expense group on a total managed assets basis. The Trustees also noted that DBL’s net total expense ratio was shown in the ISS MI Report to be in the third quartile of the Fund’s expense group on a net assets basis and in the fourth quartile of the expense group on a total managed assets basis. The Trustees considered that the Fund’s relative performance had improved recently, with the Fund performing in the second quartile of its peer group for the one-year
period ended October 31, 2023, though the Fund had performed in the third quartile for the ten-year
period ended October 31, 2023 and in the fourth quartile for the three- and five-year periods ended October 31, 2023. In considering the Fund’s performance, the Trustees noted also that the Fund had outperformed its benchmark index for the one-,
three-, five- and
ten-year
periods shown in the ISS MI Report.
As to DoubleLine Yield Opportunities Fund (“DLY”), the Trustees considered that the Fund’s relative performance improved for the one-year
period ended October 31, 2023, with the Fund performing in the first quartile of its peer group. They noted that the Fund performed in the fourth quartile for the three-year period ended October 31, 2023, though it had outperformed its benchmark index over one-
and three-year periods ended October 31, 2023. In considering the fees and expenses of the Fund, the Trustees took into account DoubleLine’s statement that the Fund’s terms at its initial offering differed from many closed-end
funds that came to market before it in that DoubleLine, as the Fund’s sponsor, bore all of the Fund’s initial organizational and offering expenses and that the Fund has a limited life, and that funds offered pursuant to such arrangements tend to pay higher advisory fees than funds whose sponsors do not bear those organizational and offering expenses and the related risks. The Trustees considered that ISS MI had developed an expense group comprising Funds with similar fee and expense arrangements, as ISS MI reported that it had done for a number of other fund families. The Trustees noted that the Fund’s net management fees and net total expenses, though above the medians of its peers on a total managed assets basis, was in the second quartile and slightly below the median of its peer group on a net assets basis.
The Trustees noted that each of DSL, DBL, and DLY had employed leverage during some or all of the periods shown in the ISS MI Reports, and considered information from DoubleLine that they receive quarterly regarding the estimated spread earned in respect of that leverage, after taking into account expenses related to the leverage, including incremental management fees.
For all of the Funds, Trustees considered that DoubleLine provides a variety of other services to the Funds in addition to investment advisory services, including, among others, a number of back-office services, valuation services, derivatives risk management services, compliance services, liquidity monitoring services, certain forms of information technology services (such as internal reporting), assistance with accounting and distribution services, and supervision and monitoring of the Funds’ other service providers. The Trustees considered DoubleLine’s ongoing efforts to keep the Trustees informed about matters relevant to the

Semi-Annual Report	|	March 31, 2024	37

Evaluation of Advisory Agreement by the Board of Trustees (Cont.)

Funds and their shareholders. The Trustees also considered the nature and structure of the Funds’ compliance program, including the policies and procedures of the Funds and their various service providers (including DoubleLine). The Trustees considered the quality of those non-investment
advisory services and determined that their quality appeared to support the continuation of the Funds’ arrangements with DoubleLine.
The Trustees considered information provided by DoubleLine relating to its historical and continuing commitment to hire the necessary personnel and to invest in technology enhancements to support DoubleLine’s ability to provide services to the Funds. The Trustees concluded that it appeared that DoubleLine continued to have sufficient quality and depth of personnel, resources, and investment methods to continue to provide services of the same nature and quality as DoubleLine has historically provided to the Funds.
The Trustees considered materials relating to the fees charged by DoubleLine to non-Fund
clients for which DoubleLine employs investment strategies substantially similar to one or more Funds’ investment strategies, including institutional separate accounts advised by DoubleLine and mutual funds for which DoubleLine serves as subadviser. The Trustees noted the information DoubleLine provided regarding certain institutional separate accounts advised by it and funds subadvised by it that are subject to fee schedules that differ from, and are in most cases lower than, the rates paid by a Fund with substantially similar investment strategies. The Trustees noted DoubleLine’s representations that administrative, compliance, operational, legal, and other burdens of providing investment advice to registered investment companies (mutual funds, ETFs and closed-end
funds) exceed in many respects those required to provide advisory services to non-registered
investment company clients, such as institutional accounts for retirement or pension plans, which may have differing contractual requirements. The Trustees noted DoubleLine’s representations that DoubleLine also bears substantially greater legal and other responsibilities and risks in managing and sponsoring registered investment companies than in managing private accounts or in sub-advising
funds, including registered investment companies, sponsored by others, and that the services and resources required of DoubleLine when it sub-advises
registered investment companies by others generally are less extensive than those required of DoubleLine to serve the Funds, because, where DoubleLine serves as a sub-adviser,
many of the sponsorship, operational, and compliance responsibilities related to the advisory function are retained by the primary adviser. In respect of the ETFs, the Trustees also noted the substantial financial risks assumed by DoubleLine in respect of each ETF’s unitary fee and that DoubleLine would generally bear, with limited exceptions, any increase in each ETF’s ordinary operating expenses.
The Trustees reviewed information as to general estimates of DoubleLine’s profitability with respect to each Fund, taking into account, among other things, information about both the direct and the indirect benefits to DoubleLine from managing the Funds. The Trustees considered information provided by DoubleLine as to the methods it uses, and the assumptions it makes, in calculating its profitability. The Trustees considered representations from DoubleLine that its compensation program, which is comprised of several components, including base salary, discretionary bonus and potential equity participation in DoubleLine, enables DoubleLine to attract, retain, and motivate highly qualified and experienced employees. The Trustees noted that DoubleLine experienced significant profitability in respect of certain of the Funds, but noted that in those cases it would be appropriate to consider that profitability in light of various other considerations such as the nature, extent, and quality of the services provided by DoubleLine, the relative long-term performance of the relevant Funds, the consistency of the Funds’ investment operations over time, and the competitiveness of the management fees and total operating expenses of the Funds. The Trustees separately considered in this respect information provided by DoubleLine regarding its reinvestment in its business to accommodate changing regulatory requirements and to maintain its ability to provide high-quality services to the Funds.
In their evaluation of economies of scale, the Trustees considered, among other things, the pricing of the Funds and DoubleLine’s reported profitability, and that a number of the mutual funds had achieved significant size. They noted also that none of the Funds have breakpoints in their advisory fee schedules, though the Trustees considered management’s view that the fee schedules for the Funds remained consistent with DoubleLine’s original pricing philosophy of proposing an initial management fee rate that generally, when taking into account expense limitations (where applicable), reflects reasonably foreseeable economies of scale. In this regard, the Trustees noted also that the information provided by ISS MI supported the view that the net management fees of the largest mutual funds remained competitively priced. The Trustees separately noted that DoubleLine had agreed to continue in place the expense limitation arrangements (where applicable) for a number of the mutual funds at current levels for an additional one-year
period, with the prospect of recouping any waived fees or reimbursed expenses at a later date. In evaluating economies of scale more generally, the Trustees also noted ongoing changes to the regulatory environment, which required DoubleLine to re-invest
in its business and infrastructure. Based on these factors and others, the Trustees concluded that it was not necessary at the present time to implement breakpoints for any of the Funds, although they would continue to consider the question periodically in the future.

38	DoubleLine Opportunistic Credit Fund

(Unaudited) March 31, 2024

With regard to DSL, DBL, and DLY, the Trustees noted that these Funds have not increased in assets significantly from their initial offerings due principally to their status as closed-end
investment companies and that there were therefore no substantial increases in economies of scale realized with respect to these Funds since their inception. The Trustees noted DoubleLine’s view that the levels of its profitability in respect of DSL, DBL, and DLY are appropriate in light of the investment it has made in these Funds, the quality of the investment management and other teams provided by it, and its continued investments in its own business.
With regard to the ETFs, the Trustees noted that the ETFs have only recently begun operations and that none of the ETFs has achieved significant scale or scale that exceeded expectations for the ETFs at the time of their launch. The Trustees noted also the significant investment DoubleLine has made in the launch of the ETFs and that it has not yet achieved sustained significant profitability in respect of any of the ETFs.
On the basis of these considerations as well as others and in the exercise of their business judgment, the Trustees determined that they were satisfied with the nature, extent, and quality of the services provided to each Fund under its Advisory Agreement(s); that it appeared that the management fees paid by each Fund to DoubleLine were generally within the range of management fees paid by its peer funds, and generally reasonable in light of the services provided, the quality of the portfolio management teams, and each Fund’s performance to date; that the historical performance records of the Funds, and the factors cited by Management in respect of the underperforming Funds, were consistent with the continuance of the Advisory Agreement(s) for each of the Funds; that the fees paid by each Fund did not appear inappropriate in light of the fee schedules charged to DoubleLine’s other clients with substantially similar investment strategies (where applicable) in light of the differences in the services provided and the risks borne by DoubleLine; that the profitability of each Fund to DoubleLine did not appear excessive or such as to preclude continuation of the Fund’s Advisory Agreement(s); that absence of breakpoints in any Fund’s management fee did not render that Fund’s fee unreasonable or inappropriate under the circumstances, although the Trustees would continue to consider the topic over time; and that it would be appropriate to approve each Advisory Agreement for an additional one-year
period.

Semi-Annual Report	|	March 31, 2024	39

Changes to Board of Trustees	(Unaudited) March 31, 2024

Effective December 18, 2023, the Board of Trustees elected Yury Friedman to the Board of Trustees, and Mr. Friedman was classified as a Class III Trustee following the 2024 annual meeting of shareholders.
Effective January 1, 2024, Raymond Woolson resigned as a Trustee of the Fund.
Effective May 14, 2024, the Board of Trustees elected William Odell to serve as a Class I Trustee.
Portfolio Managers
The portfolio managers for the Fund are Jeffrey E. Gundlach, Andrew Hsu and Ken Shinoda.
Mr. Gundlach has served as a portfolio manager for the Fund since the Fund’s inception. Messrs. Hsu and Shinoda have served as portfolio managers for the Fund since April 30, 2020. Since the Fund’s last annual report to shareholders, there have been no changes in the persons who are primarily responsible for the day-to-day
management of the Fund’s portfolio.
Information About Proxy Voting
Information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve month period ended June 30th is available no later than the following August 31 st
without charge, upon request, by calling
877-DLine11
(877-354-6311)
or email fundinfo@doubleline.com and on the SEC’s website at www.sec.gov.
A description of the Fund’s proxy voting policies and procedures is available (i) without charge, upon request, by calling
877-DLine11
(877-354-6311)
or email fundinfo@doubleline.com; and (ii) on the SEC’s website at www.sec.gov.
Information About Portfolio Holdings
The Fund intends to disclose its portfolio holdings on a quarterly basis by posting the holdings on the Fund’s website. The disclosure will be made by posting the Annual, Semi-Annual and Part F of Form
N-PORT
filings on the Fund’s website.
The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Part F of Form
N-PORT.
When available, the Fund’s Part F of Form
N-PORT
is available on the SEC’s website at www.sec.gov.
Householding—Important Notice Regarding Delivery of Shareholder Documents
In an effort to conserve resources, the Fund intends to reduce the number of duplicate Annual and Semi-Annual Reports you receive by sending only one copy of each to addresses where we reasonably believe two or more accounts are from the same family. If you would like to discontinue householding of your accounts, please call toll-free
877-DLine11
(877-354-6311)
to request individual copies of these documents. We will begin sending individual copies thirty days after receiving your request to stop householding.
Fund Certification
The Fund is listed for trading on the NYSE and has filed with the NYSE its annual chief executive officer certification regarding compliance with the NYSE’s listing standards. The Fund filed with the SEC the certification of its chief executive officer and principal financial officer required by section 302 of the Sarbanes-Oxley Act.
Proxy Results
The Annual Meeting of Shareholders was held on February 22, 2024 for shareholders of record as of the close of business on December 22, 2023 to re-elect Ronald R. Redell, a Class III trustee nominee, and to elect Yury Friedman, a Class III trustee nominee. Mr. Redell was elected with 4,966,286 affirmative votes and 6,936,435 votes withheld, and Mr. Friedman was elected with 11,787,947 affirmative votes and 114,774 votes withheld. Trustees whose terms of office continued after the Annual Meeting of Shareholders because they were not up for re-election are John C. Salter and Joseph J. Ciprari.

40	DoubleLine Opportunistic Credit Fund

Dividend Reinvestment Plan	(Unaudited) March 31, 2024

Unless the registered owner of Common Shares elects to receive cash by contacting U.S. Bancorp Fund Services, LLC (the “Plan Administrator”), all dividends, capital gains and returns of capital, if any, declared on Common Shares will be automatically reinvested by the Plan Administrator for shareholders in the Fund’s Automatic Dividend Reinvestment Plan (the “Plan”), in additional Common Shares. Common Shareholders who elect not to participate in the Plan will receive all dividends and other distributions payable in cash directly to the shareholder of record (or, if the Common Shares are held in street or other nominee name, then to such nominee) by the Plan Administrator as dividend disbursing agent. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by providing notice in writing to the Plan Administrator at least 5 days prior to the dividend/distribution record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution.
Whenever the Fund declares an income dividend, a capital gain distribution or other distribution (collectively referred to as “dividends”) payable either in shares or cash, non-participants
in the Plan will receive cash and participants in the Plan will receive a number of Common Shares, determined in accordance with the following provisions. The Common Shares will be acquired by the Plan Administrator for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized Common Shares from the Fund (“Newly Issued Common Shares”) or (ii) by purchase of outstanding Common Shares on the open market (“Open- Market Purchases”) on the New York Stock Exchange or elsewhere. If, on the payment date for any Dividend, the market price per Common Share plus estimated brokerage trading fees is equal to or greater than the NAV per Common Share (such condition is referred to here as “market premium”), the Plan Administrator shall receive Newly Issued Common Shares, including fractions of shares from the Fund for each Plan participant’s account. The number of Newly Issued Common Shares to be credited to each participant’s account will be determined by dividing the dollar amount of the Dividend by the NAV per Common Share on the date of issuance; provided that, if the NAV per Common Share is less than or equal to 95% of the current market value on the date of issuance, the dollar amount of the Dividend will be divided by 95% of the market price per Common Share on the date of issuance for purposes of determining the number of shares issuable under the Plan. If, on the payment date for any Dividend, the NAV per Common Share is greater than the market value plus estimated brokerage trading fees (such condition being referred to here as a “market discount”), the Plan Administrator will seek to invest the Dividend amount in Common Shares acquired on behalf of the participants in Open-Market Purchases.
In the event of a market discount on the payment date for any Dividend, the Plan Administrator will have until the last business day before the next date on which the Common Shares trade on an
“ex-dividend”
basis or in no event more than 30 days after the record date for such Dividend, whichever is sooner (the “Last Purchase Date”), to invest the Dividend amount in Common Shares acquired in Open-Market Purchases. It is contemplated that the Fund will pay monthly Dividends. If, before the Plan Administrator has completed its Open-Market Purchases, the market price per Common Share exceeds the NAV per Common Share, the average per Common Share purchase price paid by the Plan Administrator may exceed the NAV of the Common Shares, resulting in the acquisition of fewer Common Shares than if the Dividend had been paid in Newly Issued Common Shares on the Dividend payment date. If the Plan Administrator is unable to invest the full Dividend amount in Open-Market Purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Administrator may cease making Open- Market Purchases and may instead receive the Newly Issued Common Shares from the Fund for each participant’s account, in respect of the uninvested portion of the Dividend, at the NAV per Common Share at the close of business on the Last Purchase Date provided that, if the NAV is less than or equal to 95% of the then current market price per Common Share, the dollar amount of the Dividend will be divided by 95% of the market price on the date of issuance for purposes of determining the number of shares issuable under the Plan.
The Plan Administrator maintains all registered shareholders’ accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Common Shares in the account of each Plan participant will be held by the Plan Administrator in non-certificated
form in the name of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Administrator will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instructions of the participants.
In the case of Common Shares owned by a beneficial owner but registered with the Plan Administrator in the name of a nominee, such as a bank, a broker or other financial intermediary (each, a “Nominee”), the Plan Administrator will administer the Plan on the basis of the number of Common Shares certified from time to time by the Nominee as participating in the Plan. The Plan Administrator will not take instructions or elections from a beneficial owner whose Common Shares are registered with the Plan Administrator in the name of a Nominee. If a beneficial owner’s Common Shares are held through a Nominee and are not registered with the Plan Administrator as participating in the Plan, neither the beneficial owner nor the Nominee will be participants in or have distributions reinvested under the Plan with respect to those Common Shares. If a beneficial owner of

Semi-Annual Report	|	March 31, 2024	41

Dividend Reinvestment Plan (Cont.)

Common Shares held in the name of a Nominee wishes to participate in the Plan, and the Shareholder’s Nominee is unable or unwilling to become a registered shareholder and a Plan participant with respect to those Common Shares on the beneficial owner’s behalf, the beneficial owner may request that the Nominee arrange to have all or a portion of his or her Common Shares registered with the Plan Administrator in the beneficial owner’s name so that the beneficial owner may be enrolled as a participant in the Plan with respect to those Common Shares. Please contact your Nominee for details or for other possible alternatives.
Participants whose shares are registered with the Plan Administrator in the name of one Nominee may not be able to transfer the shares to another firm or Nominee and continue to participate in the Plan.
There will be no brokerage charges with respect to Common Shares issued directly by the Fund as a result of dividends payable either in Common Shares or in cash. However, each participant will pay a pro rata share of brokerage trading fees incurred in connection with Open-Market Purchases. The automatic reinvestment of Dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Dividends. Participants that request a sale of Common Shares through the Plan Administrator are subject to brokerage commissions.
The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.
All correspondence, questions, or requests for additional information concerning the Plan should be directed to the Plan Administrator by calling toll-free
877-DLine11
(877-354-6311)
or by writing to U.S. Bancorp Fund Services, LLC at P.O. Box 701, Milwaukee, WI 53201. Be sure to include your name, address, daytime phone number, Social Security or tax I.D. number and a reference to DoubleLine Opportunistic Credit Fund on all correspondence.
The Plan Administrator accepts instructions only from the registered owners of accounts. If you purchased or hold your Fund shares through an intermediary, in most cases your intermediary’s nominee will be the registered owner with the Fund. Accordingly, questions regarding your participation in the Plan or the terms of any reinvestments should be directed to your intermediary in the first instance.

42	DoubleLine Opportunistic Credit Fund

DoubleLine Privacy Policy Notice	(Unaudited) March 31, 2024

What Does DoubleLine Do With Your Personal Information?
This notice provides information about how DoubleLine (“we,” “our” and “us”) collects, discloses, and protects your personal information, and how you might choose to limit our ability to disclose certain information about you. Please read this notice carefully.
Why We Need Your Personal Information
All financial companies need to disclose customers’ personal information to run their everyday businesses, to appropriately tailor the services offered (where applicable), and to comply with our regulatory obligations. Accordingly, information, confidential and proprietary, plays an important role in the success of our business. However, we recognize that you have entrusted us with your personal and financial data, and we recognize our obligation to keep this information secure. Maintaining your privacy is important to us, and we hold ourselves to a high standard in its safekeeping and use. Most importantly, DoubleLine does not sell its customers’
non-public
personal information to any third parties. DoubleLine uses its customers’
non-public
personal information primarily to complete financial transactions that its customers request (where applicable), to make its customers aware of other financial products and services offered by a DoubleLine affiliated company, and to satisfy obligations we owe to regulatory bodies.
Information We May Collect
We may collect various types of personal data about you, including:

•
Your personal identification information, which may include your name and passport information, your IP address, politically exposed person (“PEP”) status, and such other information as may be necessary for us to provide our services to you and to complete our customer due diligence process and discharge anti-money laundering obligations;

•	Your contact information, which may include postal address and e-mail address and your home and mobile telephone numbers;
•	Your family relationships, which may include your marital status, the identity of your spouse and the number of children that you have;
•
Your professional and employment information, which may include your level of education and professional qualifications, your employment, employer’s name and details of directorships and other offices which you may hold; and

•
Financial information, risk tolerance, sources of wealth and your assets, which may include details of shareholdings and beneficial interests in financial instruments, your bank details and your credit history.

Where We Obtain Your Personal Information

•	Information we receive about you on applications or other forms;
•	Information you may give us orally;
•	Information about your transactions with us or others;
•	Information you submit to us in correspondence, including emails or other electronic communications; and
•	Information about any bank account you use for transfers between your bank account and any DoubleLine investment account, including information provided when effecting wire transfers.
Information Collected From Websites
Websites maintained by DoubleLine or its service providers may use a variety of technologies to collect information that help DoubleLine and its service providers understand how the website is used. Information collected from your web browser (including small files stored on your device that are commonly referred to as “cookies”) allow the websites to recognize your web browser and help to personalize and improve your user experience and enhance navigation of the website. You can change your cookie preferences by changing the setting on your web browser to delete or reject cookies. If you delete or reject cookies, some website pages may not function properly. Our websites may contain links that are maintained or controlled by third parties with privacy policies that may differ, in some cases significantly, from the privacy policies described in this notice. Please read the privacy policies of such third parties and understand that accessing their websites is at your own risk. Please contact your DoubleLine representative if you would like to receive more information about the privacy policies of third parties.
We also use web analytics services, which currently include but are not limited to Google Analytics and Adobe Analytics. Such web analytics services use cookies and similar technologies to evaluate visitor’s use of the domain, compile statistical reports on domain activity, and provide other services related to our websites. For more information about Google Analytics, or to opt out of Google Analytics, please go to
https://tools.google.com/dlpage/gaoptout
. For more information about Adobe Analytics, or to opt out of Adobe Analytics, please go to:
http://www.adobe.com/privacy/opt-out.html
.

Semi-Annual Report	|	March 31, 2024	43

DoubleLine Privacy Policy Notice (Cont.)

How And Why We May Disclose Your Information
DoubleLine does not disclose any
non-public
personal information about our customers or former customers without the customer’s authorization, except that we may disclose the information listed above, as follows:

•
It may be necessary for DoubleLine to provide information to nonaffiliated third parties in connection with our performance of the services we have agreed to provide to you. For example, it might be necessary to do so in order to process transactions and maintain accounts.

•
DoubleLine will release any of the
non-public
information listed above about a customer if directed to do so by that customer or if DoubleLine is required or authorized by law to do so, such as for the purpose of compliance with regulatory requirements or in the case of a court order, legal investigation, or other properly executed governmental request.

•
In order to alert a customer to other financial products and services offered by an affiliate, DoubleLine may disclose information to an affiliate, including companies using the DoubleLine name. Such products and services may include, for example, other investment products offered by a DoubleLine company. If you prefer that we not disclose non-public
personal information about you to our affiliates for this purpose, you may direct us not to make such disclosures (other than disclosures permitted by law) by contacting us at Privacy@DoubleLine.com or at 1 (800)
285-1545.
If you limit this sharing and you have a joint account, your decision will be applied to all owners of the account.

We will limit access to your personal account information to those agents and vendors who need to know that information to provide products and services to you. We do not share your information to nonaffiliated third parties for marketing purposes. We maintain physical, electronic, and procedural safeguards to guard your non-public
personal information.
Notice Related To The California Consumer Privacy Act (CCPA) And To “Natural Persons” Residing In The State Of California
DoubleLine collects and uses information that identifies, describes, references, links or relates to, or is associated with, a particular consumer or device (“
Personal Information
”). Personal Information we collect from our customers and consumers is covered under the Gramm-Leach-Bliley Act (“GLBA”) and is therefore excluded from the scope of the California Consumer Privacy Act, as amended by the California Privacy Rights Act (together, “CCPA”).
However, for California residents who are not DoubleLine customers or consumers, as those terms are defined by GLBA, the personal information we collect about you is subject to the CCPA. As such, you have privacy rights with respect to your personal information. Please review the following applicable California privacy notice that is available at
https://www.doubleline.com
, or by contacting us at Privacy@DoubleLine.com or at 1 (800)
285-1545.
CA Privacy Notice for Website Visitors, Media Subscribers and Business Representatives
CA Privacy Notice for Employees
Notice To “Natural Persons” Residing In The European Economic Area (The “EEA”)
If you reside in the EEA, we may transfer your personal information outside the EEA, and will ensure that it is protected and transferred in a manner consistent with legal requirements applicable to the information. This can be done in a number of different ways, for instance:

•	the country to which we send the personal information may have been assessed by the European Commission as providing an “adequate” level of protection for personal data; or
•	the recipient may have signed a contract based on standard contractual clauses approved by the European Commission.
In other circumstances, the law may permit us to otherwise transfer your personal information outside the EEA. In all cases, however, any transfer of your personal information will be compliant with applicable data protection law.
Notice To Investors In Cayman Islands Investment Funds
If you are a natural person, please review this notice as it applies to you directly. If you are a legal representative of a corporate or entity investor that provides us with any personal information about individuals (i.e., natural persons), you agree to furnish a copy of this notice to each such individual or otherwise advise them of its content.
Any international transfer of personal information will be compliant with the requirements of the Data Protection Act, 2017 of the Cayman Islands.

44	DoubleLine Opportunistic Credit Fund

(Unaudited) March 31, 2024

Privacy For Children
DoubleLine is concerned about the privacy of children. Our website and our services are not targeted at individuals under 18 years of age, and we do not knowingly collect any personal information from an individual under 18. If we learn that a child under the age of 13 (or such higher age as required by applicable law) has submitted personally identifiable information online without parental consent, we will take all reasonable measures to delete such information from its databases and to not use such information for any purpose (except where necessary to protect the safety of the child or others as required or allowed by law). If you become aware of any personally identifiable information, we have collected from children under 13 (or such higher age as required by applicable law), please contact us at Privacy@DoubleLine.com or at 1 (800)
285-1545.
We do not sell or share any personal information and have no actual knowledge about selling or sharing personal information of individuals under the age of 16.
Retention Of Personal Information And Security
Your personal information will be retained for as long as required:

•	for the purposes for which the personal information was collected;
•	in order to establish or defend legal rights or obligations or to satisfy any reporting or accounting obligations; and/or
•	as required by data protection laws and any other applicable laws or regulatory requirements, including, but not limited to, U.S. laws and regulations applicable to our business.
We will undertake commercially reasonable efforts to protect the personal information that we hold with appropriate security measures.
Access To And Control Of Your Personal Information
Depending on your country of domicile or applicable law, you may have the following rights in respect of the personal information about you that we process:

•	the right to access and port personal information;
•	the right to rectify personal information;
•	the right to restrict the use of personal information;
•	the right to request that personal information is erased; and
•	the right to object to processing of personal information.
Although you have the right to request that your personal information be deleted at any time, applicable laws or regulatory requirements may prohibit us from doing so. In addition, if you invest in a DoubleLine fund through a financial intermediary, DoubleLine may not have access to personal information about you.
If you wish to exercise any of the rights set out above, please contact us at Privacy@DoubleLine.com or at 1 (800) 285-1545.
Changes To DoubleLine’s Privacy Policy
DoubleLine reserves the right to modify its privacy policy at any time, but in the event that there is a change that affects the content of this notice materially, DoubleLine will promptly inform its customers of such changes in accordance with applicable law.

Semi-Annual Report	|	March 31, 2024	45

Investment Adviser:
DoubleLine Capital LP
2002 North Tampa Street
Suite 200
Tampa, FL 33602
Administrator and Transfer Agent:
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201
Custodian:
U.S. Bank, N.A.
1555 North River Center Drive
Suite 302
Milwaukee, WI 53212
Independent Registered Public Accounting Firm:
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626
Legal Counsel:
Ropes & Gray LLP
1211 Avenue of the
Americas
New York, NY 10036
Contact Information:
doubleline.com
fundinfo@doubleline.com
(877) DLine11 or (877) 354-6311
DL-SEMI-DBL

DoubleLine

||
 2002 North Tampa Street, Suite 200
||
 Tampa, FL 33602
||
 (813) 791 7333
fundinfo@doubleline.com
||
www.doubleline.com

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

There were no purchases made by or on behalf of the Registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Securities Exchange Act of 1934, as amended, of shares of the Registrant’s equity securities that are registered by the Registrant pursuant to Section 12 of the Exchange Act made in the period covered by this report.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

1

Item 11. Controls and Procedures.

(a)

The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable for semi-annual reports.

Item 13. Exhibits.

(a)

(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons. Not applicable.

(4) Change in the Registrant’s independent public accountant. There was no change in the Registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DoubleLine Opportunistic Credit Fund

By (Signature and Title)	/s/ Ronald Redell
Ronald R. Redell, President and Chief Executive Officer

Date	06/04/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ronald Redell
Ronald R. Redell, President and Chief Executive Officer

Date	06/04/24

By (Signature and Title)	/s/ Henry V. Chase
Henry V. Chase, Treasurer and Principal Financial and Accounting Officer

Date	06/04/24

3